Exhibit 99.27

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Overridden	Lender Commentary	Cleared Exceptions	Exceptions
6000047536	xxxx	Securitized	1	1	1	1							APP 0004 Initial 1003 Application is Incomplete - Missing initial 1003 xxxxx. - Recd initial 1003 for xxxxx.
6000047639	xxxx	Securitized	1	1	1	1	Verified employment history - XX XX year employment per WVOE; Verified housing payment history - XX months 0x30 mortgage payment history for XX per credit report;	CRED 0006 Missing Employment doc (VVOE) - DU required only 1 year of tax returns.
- Borrower XX are XXXXX.
B1 - Missing 3rd party verification of borrowers XXXXX dated within 120 days prior to Note date as required per DU. City of XXXXX XXXXX Tax Certificate provided, expires XXXXX.
B2 - Missing 3rd party verification of XXXXX within XX days per DU. Borrower is XXXXX per Sch C.
 - Recd CPA letter for XX and copy of City of XXXXX Tax Certificate for B1 which expires XXXXX

CRED 0093 Credit Documentation is Insufficient - Missing mortgage history for XXXXX loan XXXXX primary residence, not included on credit report.;

#2. XXXXX mtg XXXXX reporting date XXXX on credit report. Mtg stmt dated XXXX. Unable to verify not XX days past due at closing.;

#3. XXXXX reporting as of XXXX per credit report. mtg stmt next due date XXXX.  Unable to verify not XX days past due at closing.; - Recd copy of XXXXX mortgage statements for XXXXX reflecting the loan is next due for XXXXX with no late charges.  Borrowers XXXXX statement for XXXXX confirms payments to XXXXX was posted XXXXX and that the XXXXX posted XXXXX.

6000059892	xxxx	Securitized	1	1	1	1				Verified credit history - Borrowers xx FICO is xx.;			CRED 0072 VVOE dated outside of required timeframe - Missing VVOE for xx dated w/in xx days of the Note date of xx). - xx VVOE for xx dated 0xx received.
6000064740	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Low DTI;			APP 0001 Missing Final 1003 Application
6000064729	xxxx	Securitized	2	1	2	1	HUD 0027 Missing evidence of the Seller HUD1	CR 0001 Missing Credit Report - Missing credit report dated xx Report ID xx. Report in file appears to have had an imaging issue. (pgs xx). Final DTI pending. - xx Credit report received.

CRED 0016 Insufficient Verified Funds to Close - Missing xx months statements for xx.  Only the xx Statement was provided for review. - xx statement received.  Finding cleared upon entering all xx accounts verified.

6000064741	xxxx	Securitized	1	1	1	1	CRED 0100 Insufficient verified reserves - LP required reserves of the amount of $xx to be verified, No asset documentation in file . - xx assets received.
xx account from xx Approval reserves $xx. Verified reserves  $xx

APPR 0035 Post Closing Desk Review Appraisal Variance is not within tolerance - Missing desk review to support value of $xx. FNMA Collateral Risk Score 4. (IB to order). - 04/23/21 Desk review supporting value of $xx received.

6000064725	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - Missing Third Party Desk Review - Missing desk review to support value of $xx. FNMA Collateral Risk Score 3.3. (IB to order) - xx Desk review supporting value of $xx received.

6000064726	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of PITI on xx. No evidence of hazard insurance or property taxes, and no mortgage statement reflecting they are xx, was located in the file. - ***xx Lender provided mtg stmt from xx evidencing PITI.

CRED 0083 Asset Documentation is Insufficient - Missing March statement reflecting deposit of $xx rent for xx.  Per FHLMC Selling guide, when using a xx it must be supported by xx months of receipt of xx income in bank statements.  The first payment noted was on xx - ** xx Lender provided xx #xxthat documents rent of $xx rcvd.

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing Verification of Liability - xx payment $xx/balance $xx reflected on the final 1003 (xx) - ** xx Lender provided lox indicating bor did not take out the xx w/xx.  See ltr form xx confirming same.

CRED 0110 Missing Evidence of Liquidation of Assets for Cash to Close - Borrower's funds are held in a xx account per xx xx.  Missing evidence of xx to meet cash to close requirement of $xx(xx $xx+ cash at closing $xx).  xx funds in xx account $xx - xx Stips. The lender provided evidence of xx of xx in the amount of xx deposited into the xx

6000064723	xxxx	Securitized	1	1	1	1	HUD 0014 Sales Price on HUD-1 does not agree with Purchase Contract - Sales price on purchase contact do not agree with that on HUD1 or closing disclosure, sales price on purchase contract pg xx is (xx), Sales price on Closing disclosure is (xx). - xx Lender provided contract addn, sp = $xx

APPR 0046 Missing Third Party Appraisal Review - Missing desk review to support value of $xx. FNMA Collateral Risk Score xx. (IB to order)  - xx Received desk review to supporting value of $xx.

CRED 0083 Asset Documentation is Insufficient - Missing complete 1031 Exchange information.  There is a statement in the file (xx) with no xx property indicated.  The xx xx of $xx does not match the seller proceeds on the settlement statement xx, $xx.  The 1031 agreement with xx could not be located. - ** xx See settlement stmt xx

AUS 0002 Missing Final UCD Findings

6000064738	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - x - Missing evidence of the hazard insurance premium.
xx - Missing Mortgage statement and HOA statement, mortgage statement is illegible due to xx covering the address that states HOA dues are xx.
 - 7/30/21 Received a copy of the HOI for xx and mortgage statement for xx

HUD 0014 Sales Price on HUD-1 does not agree with Purchase Contract - Sales Price on Closing disclosure does not agree with purchase contact purchase price on CD pg xx is ($xx). Purchase price on purchase contract pg xx is ($xx). - 7/30/21 Received Purchase contract counter offer verifying the price of xx

6000064736	xxxx	Securitized	1	1	1	1	CRED 0004 Back-end Ratio exception (DTI) - Review DTI 28.47% exceeds AUS DTI 22.8% by more than 3% and AUS must be re-submitted. It appears the lender submitted four rental properties with xx net rental income equal to the PITI instead of hitting for a xx or considering tax return calculations. Review calculated net rental income as reflected below:
xx - xx Updated AUS reflecting final approved DTI of 28.77%.

CRED 0082 Income Documentation is Insufficient - Missing xx P&L for borrowers business xx

CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of hazard insurance premium for xx - xx Proof of Ins for xx received.

6000064734	xxxx	Securitized	2	2	1	1	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - The final 1003 (xx) reflects the subject xx is the borrower's xx, however it is an xx. xx is the borrower's xx.	CRED 0006 Missing Employment doc (VVOE) - Missing Employment verification or business search for borrowers xx business xx - xx Verification for the xx was provided by the lender. Condition Cleared.

APPR 0046 Missing Third Party Appraisal Review - Missing desk review to support value of $xx. FNMA Collateral Risk Score 3. (IB to order) - xx Received desk review to supporting value of $xx.

CRED 0045 Questionable continuation of income - Missing YTD P&L for xx income used to qualify, and if xx business bank statements to support xx - xx Received a copy of the xx YTD P&L.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of insurance premium on xx - xx The lender provided the declaration page for property located at xx. Payment of xx supported.

CRED 0082 Income Documentation is Insufficient - Missing Borrower's xx - Received a copy of the xx

6000064743	xxxx	Securitized	2	2	1	1	Low DTI - Borrower has a low DTI, No late payments in past 12 months, borrower's debt is low and income seems stable as xx;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - The final 1003 (xx) reflects xx as not having a xx associated with it, however there is a xx on xx.	CRED 0108 Missing Source of Funds - Missing explanation and supporting documentation for the large deposit into xx
$xx from xx
xx
Loan Proceeds multiple deposits, see CRED xx

CLNT 0003 Unacceptable Borrower Citizenship Status - Missing evidence thatx x is a xx as required by DU #6 - Provided copy of xx

APPR 0046 Missing Third Party Appraisal Review - Missing desk review to support value of $xx. FNMA Collateral Risk Score 2.8. (IB to order) - 04/23/21 Received desk review to supporting value of $xx.

CRED 0100 Insufficient verified reserves - Reserves of xx required to be verified per AUS (xx).  Liquid funds total xx, cash to close $xx, leaving $xx in liquid funds for reserves.  Missing xx statement (see xx), missing evidence of the balance in the xx after withdrawal of $xx on xx (xx, xx).  Most assets in this account are xx xx.

AUS 0002 Missing Final UCD Findings - see pg xx

CRED 0093 Credit Documentation is Insufficient - Missing verification of the borrower's primary rent expense, as required by DU funding #xx(xx) - 7/20/21  $xxp/mth

CRED 0086 Undisclosed or Excluded Debt - The borrower's xx bank statements reflect xx with description "xx,"  however there is no xx reflected on the credit report. - xx provided stmts, automatic movement of funds

CRED 0083 Asset Documentation is Insufficient - Missing xx statement(s), xx xx deposits into xx xx came from this xx but no statement is in the file.  Transaction history (xx) does not provide complete account information including account xx. - xx provided

6000064730	xxxx	Securitized	1	1	1	1	INS 0001 Missing Sufficient Evidence of Insurance - Missing hazard insurance(pg xx) total policy amount to determine borrower's payment.

APPR 0046 Missing Third Party Appraisal Review - Missing desk review to support value of $xx. FNMA Collateral Risk Score xx. (IB to order) - xx Received desk review to supporting value of $xx.

CRED 0084 Income Calculation Discrepancy - The business bank statements xx support the income reported on the P&Ls.  Average deposits are $xx(xx xx xx xx, xx xx xx).  The xx P&L (xx ) reflects average xx income of $x.  The xx  xx P&L (xx) reflects $xx - xx  Lender indicates used qualifying income based on xx even though the xx P&L supports xx earnings.  The xx deposits are in line with xx

CRED 0006 Missing Employment doc (VVOE) - Missing VVOE for borrowers business entity search for  xx to determine date business was xx or xx. - xx  Business in question income not used. xx cash flow per K-1.

6000064724	xxxx	Securitized	1	1	1	1	Verified reserves - 40 months of reserves $xx; Established credit history;	APPR 0030 Lender Review Variance is not within tolerance. - xx Received desk review to supporting value of $xx.

FLOOD 0003 Flood Notice Was Not Executed - xx Executed flood notice received.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing copy of xx for xx ending in xx for xx to verify if escrows are included in payment of $xxused to qualify. - xx Copy of Mortgage statement confirming escrows included in payment pf $xx received.

CRED 0072 VVOE dated outside of required timeframe - No evidence of verbal verification of employment dated xx  days prior to the noted for our review  - xx Recd VVOE completedxx

6000064722	xxxx	Securitized	2	2	1	1	Verified credit history - Established oldest tradeline xx; Verified reserves;	CRED 0072 VVOE dated outside of required timeframe - VVOE dated xx, Loan closed xx. - EV2 Per Annaly less than xx days, AUS Invalid, not to be sold to agency.	CRED 0006 Missing Employment doc (VVOE) - Missing VVOE with xx completed within xx days of closing (xx). File only has VVOE for xx.

CRED 0085 Purchase Contract is Deficient - Addendum to contract of sale on pg xx was not executed by buyer and seller (regarding xx xx).   - xx Stips-The lender provided the addendum to contract of sale executed by buyer and seller. xx reflected on the addendum.
Condition cleared.

6000064735	xxxx	Securitized	1	1	1	1				Verified credit history; Established Landlord history;
6000064731	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing note and settlement statement for xx which closed xx - xxLender provided the CD and Note for non subject property located a xx

CRED 0072 VVOE dated outside of required timeframe - The verbal VOE must be obtained within xx business days prior to the note date for xx income,  Note Date xx, VOE completed on xx - xx Lender provided a VOE  validating the borrower was xx as of xx

CRED 0004 Back-end Ratio exception (DTI) - Lender 22.289 Review 37.62.  Variance due to lender not including the monthly xx rental tax and updated payment amount for xx property which closed xx

6000064732	xxxx	Securitized	1	1	1	1	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing copy of note and closing statement for xx1 which closed with lender on xx - xx Copy of Note and executed CD received.

CRED 0004 Back-end Ratio exception (DTI) - Lender 24.059 DTI and Review 37.62 DTI variance due to lender not including the monthly Water/Sewer rental tax on subject and updated payment amount for xx property which closed xx - xx Review Revised DTI based on PITIA from final CD 20.48%.

CRED 0072 VVOE dated outside of required timeframe - The verbal VOE must be obtained within xx business days prior to the note date for employment income,  Note Date xx, VOE completed on xx - xx The lender provided a re-verification of employment dated xx. xx days before the note date xx.
Condition cleared.

6000064720	xxxx	Securitized	1	1	1	1							APP 0005 Missing Schedule of Real Estate Owned - xx (Stips) Lender provided a copy of the mortgage statement which included escrows supporting the PITI of xx. Condition cleared.
6000064742	xxxx	Securitized	1	1	1	1	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing Evidence of Verified Property Tax and/or Homeowners Insurance Insurance Information for property xx - xx Property Tax and/or Homeowners Insurance Insurance Information for property xx

6000064737	xxxx	Securitized	1	1	1	1							HUD 0027 Missing evidence of the Seller HUD1 - xx Seller CD received.
6000064773	xxxx	Securitized	1	1	1	1				Verified credit history - Borrowers Credit Report dating to year xx; Verified employment history;			CRED 0072 VVOE dated outside of required timeframe
6000064748	xxxx	Securitized	1	1	1	1	Verified employment history; Verified reserves;	CRED 0082 Income Documentation is Insufficient - 1120-S is not signed pg. xx.

CRED 0007 Missing Employment doc (VOE) - P&L's not signed by CPA or borrower pg. xx - xx The lender provided P&L from xx signed by the borrower. Condition Cleared.

6000064787	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower with current employer 15+ years pg. xx.; Net tangible benefit;	CRED 0110 Missing Evidence of Liquidation of Assets for Cash to Close - Insufficient 401k plan program summary, missing borrower data pg. xx.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information

CRED 0087 Tax Returns/Transcripts are Insufficient

6000064769	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history; Verified employment history; None;
6000064762	xxxx	Securitized	1	1	1	1				Verified reserves; Verified credit history - Borrower's credit history showed a revolving credit limit of $xx, with xx utilization and xx late payments.;
6000064765	xxxx	Securitized	1	1	1	1	COLL 0001 APN Number is not listed on Security Instrument

CRED 0087 Tax Returns/Transcripts are Insufficient - xx (Stips) p.xx. The lender provided 2020 W2 to support income for xx. Complete 2020 tax returns provided. The lender used 2020 tax returns to calculate rental income. Condition Clear

LEAS 0001 Missing Lease Agreement and/or Not Executed

6000064760	xxxx	Securitized	1	1	1	1							FLOOD 0003 Flood Notice Was Not Executed - Flood notice was not signed or dated by borrower pg xx
6000064755	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower has been employed with xx for 18.31 years ; Verified housing payment history;	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient

CRED 0006 Missing Employment doc (VVOE) - Missing a copy of x existence within xx days of the note date for xx.  Missing xx YTD and xx P&L. - xx Recd verification of web page verifying xx with verification of active license. CRED 0082 will be added to separate the issues.

CRED 0082 Income Documentation is Insufficient - xx Lender provided YTD paystubs to support the income of $xx
xx received. xx provided. Borrower income was calculated base on the paystubs provided. Schedule C income is a xx and was included in the calculations.

6000064761	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified reserves;			HAZ 0005 Missing evidence of Hazard Insurance
6000064751	xxxx	Securitized	1	1	1	1				Verified housing payment history; Established credit history;
6000064753	xxxx	Securitized	1	1	1	1	Verified credit history; Verified housing payment history;	QMATR 0014 AUS is invalid - conditions were not met - Approved DTI is 42.31, Review DTI is 45.31%. Variance is due to review calculation of net rental of for xx. Lender calculated $xx, Review calculated $xx. Variance of $xxis due to review including taxes of $xxand HOI of $xper the xx Sch E.

CRED 0016 Insufficient Verified Funds to Close - Missing copy of the of the final CD from the xx netting proceeds of $xx. - 8/18/2021 Lender provided executed settlement stmt for xx

CRED 0096 Missing proof of PITI payment on non-subject property - 1) Missing copy of the Note and final CD from the xx to verify final loan amount and payment of $xx used to qualify.  Per 1008 borrower was doing a xx of this residence.

2) Missing the mortgage statement for xx to verify taxes and insurance are included in the payment of $xxused to qualify.

APPR 0046 Missing Third Party Appraisal Review - Missing third party valuation supporting value of $xx.  SSR returned no score.  - 05/07/21 Received desk review to supporting value of $xx.

6000064749	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower has been employed with xx as xx xx for 26.88 years; Verified housing payment history;	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - xx Lender provided copies of homeowner insurance for the following properties:
xx
LOE provided confirmed no insurance on the xx located at xx
Lease agreement for xx was not provided. The rental income was calculated using the xx tax returns and show a xx income of xx.
Conditions Cleared. - xx Lender provided copies of homeowner insurance for the following properties:
x
LOE provided confirmed no insurance on the xx located at xx
Lease agreement for xx was not provided. The rental income was calculated using the xx tax returns and show a xxincome of xx
Conditions Cleared.

6000064770	xxxx	Securitized	1	1	1	1	Verified reserves - 64 months verified liquid reserves in the amount of $xx; Verified housing payment history;	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Missing a copy of the hazard insurance declaration page for the primary residence located xx to be included in the DTI. - xx) Lender provided HOI for the primary residence located at xx REO screen updated to reflect the payment of $xx.

APPR 0038 Property Site Value exceeds 30% - Land value is obtained through extraction per appraisal page xx

6000064747	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower has been employed with xxas a xx for 9.05 years. ; Verified housing payment history;	CRED 0087 Tax Returns/Transcripts are Insufficient - Missing xx tax return to support lease agreements. - xx Received a copy of the lease agreement for xx Per AUS item 14, this was all that was required.

CRED 0093 Credit Documentation is Insufficient - Missing a copy of the primary residence xx owned free and clear, tax bill and hazard insurance declaration to calculate DTI ratio.

6000064759	xxxx	Securitized	1	1	1	1	Verified housing payment history; Established credit history;	CRED 0004 Back-end Ratio exception (DTI)

GIDE 0001 Guideline Exception(s) - The Desktop Underwriter Findings have been invalidated and the debt-to-incoe exceeds the maximum 43% allowed.  DU condition #12 requires that if the xx accounts were paid prior to or at closing, those accounts must be marked paid by closing (not omitted) and loan case file must be resubmitted to DU.

6000064756	xxxx	Securitized	1	1	1	1							COLL 0001 APN Number is not listed on Security Instrument
6000064766	xxxx	Securitized	1	1	1	1				Verified reserves - Borrower has 649 months of reserves $xx; Verified housing payment history;
6000064750	xxxx	Securitized	1	1	1	1				Verified employment history - xx borrower xx for 23 years ; Established credit history;
6000064758	xxxx	Securitized	1	1	1	1				Verified employment history - Borrower has been employed with xx as a xx for 9.19 months and Co-borrower has been employed with xx xx for 5.22 years ; Verified reserves - Borrower's has verified 24 months of reserves in the amount $x;
6000064752	xxxx	Securitized	1	1	1	1	Verified credit history; Verified reserves;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing documentation to verify PITIA of $xx for the borrowers primary residence xx. 1003 reflects new xx ending in xx associated with this property with a new balance of $xx. - xx. Verification of PITIA for primary residence xx was received. Received 1st pay letter, consolidated note, xx insurance, property insurance, tax search, and 2nd HELOC. Condition Cleared.

CRED 0087 Tax Returns/Transcripts are Insufficient - Missing copies of the borrowers xx to verify rental income for property in service xx year.  Subject was acquired in xx.  DTI excluding the rental income for the subject is 31.35% which exceeds the allowable 3% tolerance.

APPR 0046 Missing Third Party Appraisal Review - SSR returned score of 2.5.  Missing third party valuation supporting value of $xx. - 05/10/21 Desk review supporting value of $xxreceived.

6000064768	xxxx	Securitized	1	1	1	1	Established credit history; Verified employment history - Borrower is employed with xx as a xx for 11.02 years. ;	APPR 0046 Missing Third Party Appraisal Review - FNMA SSR collateral risk score of 2.8. IB to order 3rd party valuation to support value of $xx. - 05/06/21 Desk review supporting value of $xx received.

6000064754	xxxx	Securitized	1	1	1	1				Verified employment history; Established credit history;
6000064757	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower is employed with xx as a xx for 29.95 years. ; Established credit history;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing copies of the mortgage statements for xx to verify escrows are included in the payments used to qualify. xx..

CRED 0099 Insufficient verified liquid reserves - Missing copy of xx ending in xx to verify minimum assets of $xx to meet the LP required reserves.

6000064763	xxxx	Securitized	1	1	1	1				Verified credit history; Verified housing payment history;			APPR 0046 Missing Third Party Appraisal Review - 05/12/21 Desk review supporting value of $xx received.
6000064764	xxxx	Securitized	1	1	1	1	Verified housing payment history; Verified reserves - 16 months of verified reserves in the amount $xx;	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing verification of liability with xx ending xx forxx to verify previous loan history used for qualifying.

Missing on new xx for xx.  Missing copy of CD to verify xx has been paid and/or missing a copy of the mortgage statement for xx to verify loan terms if still active. - 8/10/21 Lender provided evidence xx

6000064781	xxxx	Securitized	1	1	1	1	Verified employment history - Co-borrower has been employed with xx as a xx for 15.41 years ; Verified housing payment history;	CRED 0093 Credit Documentation is Insufficient - Missing evidence of hazard insurance & property taxes on primary residence. Missing evidence of terms of financing on xx that closed @ xx. Missing terms of financing with xx - ** xx Lender provided:
- xx, terms of financing, taxes,
- xx terms of financing, hazard, taxes
- xx; hazard, taxes

6000064778	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower is employed with xx as a xx for 7.62 years and Co-borrower employed with xx as a xx for 15.41 years ; Verified housing payment history;	CRED 0093 Credit Documentation is Insufficient - Missing evidence of property taxes on the borrower's primary residence on xx Missing terms of financing on xx
 - xx Lender provided Pioneer st property taxes, and terms of financing onxx.

6000064746	xxxx	Securitized	2	1	1	2				Verified housing payment history; Verified reserves - verified reserves in the amount of $xx;	APPR 0039 Appraisal Value is not supported by comparables
6000064767	xxxx	Securitized	2	1	1	2				Verified employment history - Borrower is employed with xx as a xx for 9.09 years ; Verified housing payment history;	APPR 0046 Missing Third Party Appraisal Review		CRED 0108 Missing Source of Funds
6000064777	xxxx	Securitized	1	1	1	1	Verified housing payment history; Verified credit history;	AUS 0001 Missing Final AUS Submission - Missing the final AUS findings. LP findings provided (Sub #2) are dated xx and reflect an xx status with DTI of 6/90. 1008 reflects approved DTI of 6.35/8.68 (pxx. Review calculated DTI 47.33%.

6000064775	xxxx	Securitized	1	1	1	1	Verified housing payment history; Verified credit history;	APRV 0010 Underwriting Loan Approval is Deficient - Income insufficient xx income from xx is for year 2019 for both borrower 1 and 2. Condition for award letter stating that benefits will last for at least xx years - xx Per IRA statements, monthly xx fundings can fund in excess of xx yrs.

APPR 0038 Property Site Value exceeds 30% - opinion of site value pg.xx xx

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of taxes and insurance and evidence of HOA dues for primary address xx - xx Proof of mortgage payment, taxes and insurance received and updated for non subject property located at xx

**xx Lender provided proof of PITI & evidence (via mtg) not in a HOA.

6000064783	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Property taxes have been verified for non subject property address xx Condition for evidence of HOA and home owners insurance - xx. HOA updated for non subject property located at xx

CRED 0091 Missing Tax Transcript(s) - xx (Stips). 4506-C provided and signed by the borrowers.

6000064782	xxxx	Securitized	1	1	1	1
6000064784	xxxx	Securitized	1	1	1	1				Verified credit history; Verified housing payment history;			COLL 0001 APN Number is not listed on Security Instrument AUS 0002 Missing Final UCD Findings
6000064792	xxxx	Securitized	1	1	1	1
6000064796	xxxx	Securitized	1	1	1	1
6000064776	xxxx	Securitized	2	2	1	1				Verified housing payment history; Verified credit history;	CRED 0072 VVOE dated outside of required timeframe - The verbal VOE must be obtained within 10 business days prior to the note date for employment income, Alternatively, lenders may obtain the verbal VOE after closing, up to the time of loan delivery. See code CZ of the Feedback Certificate. Note Date xx, VOE completed on xx
6000064786	xxxx	Securitized	2	1	1	2				Verified housing payment history; Verified credit history;	APPR 0046 Missing Third Party Appraisal Review
6000064799	xxxx	Securitized	1	1	1	1	CRED 0083 Asset Documentation is Insufficient - LOE is needed for large deposit of xx into xx on xx. Need 60 day history for xx insurance. - ***xx Per DU, if cash value of x only bxeing used for reserves, only need to verify cash value. We have that info on a policy open for @ xx yrs.

CRED 0114 Missing Purchase Contract - 7/7/2021 (Stips) p.xx. Lender provided a copy of the purchase contract. Condition Cleared.

CRED 0072 VVOE dated outside of required timeframe - The verbal VOE must be obtained within xx business days prior to the note date for employment income, Alternatively, lenders may obtain the verbal VOE after closing, up to the time of loan delivery. Note Date xx, VOE completed on xx for co borrower - xx) VVOE provided dated xx. Note date xx.VVOE was completed xxxdays of the note date.

6000064779	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified credit history;
6000064789	xxxx	Securitized	1	1	1	1	CRED 0004 Back-end Ratio exception (DTI)

CRED 0096 Missing proof of PITI payment on non-subject property - Need proof of taxes and insurance for non subject property located at xx.  need proof of insurance for property address located at xx Need proof of insurance for non subject property located at xx evidence of taxes and insurance for property address xx                   - x xLender provided evidence of hazard & taxe for xx

LEAS 0001 Missing Lease Agreement and/or Not Executed - Need  updated lease agreement for property address x xlease agreement in file ended in xx Per Fannie Mae guidelines copies of the current lease agreement(s) required to document rental income.  LOE in file on pg.xx however no updated signed lease agreement in file - See pg xx w/updated $xx lease amount dated xx

CRED 0087 Tax Returns/Transcripts are Insufficient

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file

6000064800	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified credit history;
6000064772	xxxx	Securitized	1	1	1	1	Verified housing payment history; Verified credit history;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof evidence of an HOA fee for property address xx

2) Missing proof of taxes, and evidence of an HOA for property address xx - xx Lender provided a copy of the Tax statement for non subject property located at xx

xx(Stips) Per LOE the non subject properties located a xx and xxs and there were no HOAs.
Condition Cleared.

6000064790	xxxx	Securitized	1	1	1	1				Minimal outstanding debt - Minimal outstanding debt of $xx in consumer debt other than mortgage obligations. ;
6000064788	xxxx	Securitized	1	1	1	1	Verified employment history; Verified employment history; Established credit history;	TITL 0001 Missing Title Evidence - Missing Title Commitment/Search for subject property. Commitment in the file is for xx. Indemnification letter dated xx in file pg x, but xnot commitment.

APPR 0002 Appraisal is Incomplete

6000064794	xxxx	Securitized	1	1	1	1				Verified housing payment history; Minimal outstanding debt - Revolving debt in the amount of $xx;
6000064745	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower's credit history reflects xx real estate tradelines, with xx late payments and xx xx xx xx . Additionally borrower's credit report showed 99% of available revolving credi.;
6000064744	xxxx	Securitized	1	1	1	1	CRED 0072 VVOE dated outside of required timeframe - The verbal VOE must be obtained within xx business days prior to the note date for employment income, Note Date xxVOE completed for Borrower 1 on xx - xx Lender provided updated VVOE within 1 day of Note date.

6000064825	xxxx	Securitized	1	1	1	1
6000064820	xxxx	Securitized	1	1	1	1							PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - 05/28/21 Desk review supporting value of $xxreceived.
6000064836	xxxx	Securitized	1	1	1	1
6000064818	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property

CRED 0004 Back-end Ratio exception (DTI) - xx Lender provided a copy of the the Address verification form which indicated that the xx property has been used as a rental and second home since it was purchased.  The last few xx it was used as a xx and was returned into xx recently.

CRED 0082 Income Documentation is Insufficient - Missing evidence of rental income in accordance with guidelines.  Per land records, xx property has been x xsince xx (see pg xx).  Freddie Mac guidelines for calculating rental income requires tax returns when property owned for at least one xx unless documentation supports the property has been under renovation and out of service. - xx Lender provided a copy of the the Address verification form which indicated that the xx xxproperty has been used as a xx and xx since it was purchased.  The last few years it was used as a xx service as a xx recently.

6000064837	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified employment history - Borrower is employed iwht xx as a xx for 26.87 years;
6000064801	xxxx	Securitized	1	1	1	1							CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of hazard insurance on the borrower's primary residence at xx - xx Lender provided evidence of haz.
6000064843	xxxx	Securitized	1	1	1	1							CRED 0096 Missing proof of PITI payment on non-subject property
6000064828	xxxx	Securitized	1	1	1	1
6000064821	xxxx	Securitized	1	1	1	1
6000064841	xxxx	Securitized	1	1	1	1				Verified credit history; Verified employment history - Borrower has employed as a xx for 35 years;			CRED 0094 Missing and/or Deficient Name Affidavit CRED 0082 Income Documentation is Insufficient - xx Lender provided updated 1008, income via B1 Sch C only, not using B2 income of $xx.
6000064812	xxxx	Securitized	1	1	1	1	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - 05/23/21 Desk review supporting value of $xx received.

QMATR 0014 AUS is invalid - conditions were not met - Due to lacking documentation, the LP Feedback Certificate is invalid. The loan file is lacking:  credit report #xx for xx, missing Schedule E to evidence rental income for all properties.  Input income of $xx is xx.  Due to missing documentation, the resulting DTI is 216.4%.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing Taxes for the non-subject property; xx xx
  - xx Lender provided proof of taxes on the xx properties.

CRED 0038 Missing Credit Package - Missing credit report #xx for xx - xx Lender provided credit report.

6000064807	xxxx	Securitized	1	1	1	1							APPR 0043 Missing Appraiser License - xxVerification of appraiser license provided.
6000064856	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - A letter in the file confirms that borrower livesxx and xx at primary residence. xx - xx Rental income is not being used for DTI calculations per FNMA guidelines.

6000064850	xxxx	Securitized	1	1	1	1	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - The subject property is listed on the initial 1003 as a second home and on the final 1003 as an xx property. Additionally, the borrower lists the subject property as xx as well for the past xx years. With this information missing, the reviewer is unable to determine an accurate debt ratio or the actual status of the subject property. - xx Stips-Received an updated 1003. The updated 1003 reflects the subject property as xx and xx as primary residence.
Condition Cleared.

CRED 0004 Back-end Ratio exception (DTI) - DTI exceed the allowable tolerance approved DTI 42% Review DTI 53.89. The variance is due to the PITI p.xx was not included on the REO screen. Updated to reflect the payment of xx for primary residence located at xx - xx Lender provided updated executed loan application showing no primary housing payment. Mtg in name of other-tan our borrower.

6000064829	xxxx	Securitized	1	1	1	1				Verified housing payment history; Minimal outstanding debt - Revolving debt in the amount of $xx;
6000064839	xxxx	Securitized	1	1	1	1
6000064806	xxxx	Securitized	1	1	1	1
6000064816	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Reviewer did not locate insurance and tax verification for non subject propertyxx - xx Stips-The lender provided HOI,Taxes verification and HOA for the property located at xx. Updated the REO screen. Condition cleared.

6000064814	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified credit history; Verified employment history; None;			PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - 05/22/21 Desk review supporting value of $xx received.
6000064827	xxxx	Securitized	1	1	1	1							CRED 0096 Missing proof of PITI payment on non-subject property - The reviewer is unable to locate proof of PITI for non subject property xx
6000064834	xxxx	Securitized	1	1	1	1							CRED 0072 VVOE dated outside of required timeframe
6000064824	xxxx	Securitized	1	1	1	1							CRED 0096 Missing proof of PITI payment on non-subject property - Missing copy of Note/CD and PITIA for xx. Missing evidence of terms of financing for xx.
6000064831	xxxx	Securitized	1	1	1	1							TRST 0001 Missing Inter Vivos Revocable Trust Agreement - xx Trust Certification received.
6000064809	xxxx	Securitized	1	1	1	1							PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - 05/23/21 Desk review supporting value of $xx received. CRED 0091 Missing Tax Transcript(s)
6000064826	xxxx	Securitized	1	1	1	1	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - The FNMA SSR collateral UW risk score is 4.3. Pg. xx

APPR 0046 Missing Third Party Appraisal Review - The FNMA SSR collateral UW risk score is 4.3. Pg. xx

6000064854	xxxx	Securitized	1	1	1	1
6000064844	xxxx	Securitized	1	1	1	1
6000064849	xxxx	Securitized	1	1	1	1							PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - 06/04/21 Desk review supporting value of $xx received.
6000064860	xxxx	Securitized	1	1	1	1
6000064861	xxxx	Securitized	1	1	1	1	CRED 0092 Missing income calculation worksheet and/or detail - Income calculation worksheet confirmed. pg. xx - xx Lender provided Income x @ xx.

CRED 0072 VVOE dated outside of required timeframe - xx Lender provide post-closed VVOE dated xx

6000064858	xxxx	Securitized	1	1	1	1	CRED 0072 VVOE dated outside of required timeframe - Missing a funding verification of employment for borrower, income validated using the xx report. This report dated xx expires xx and must be retained in the loan file. - xx Updated VVOE date xx received.

6000064862	xxxx	Securitized	1	1	1	1							QMATR 0016 Missing Documentation or Proof of ATR Underwriting Factors
6000064845	xxxx	Securitized	2	1	2	1	Verified housing payment history; Established credit history;	HUD 0027 Missing evidence of the Seller HUD1	APPR 0038 Property Site Value exceeds 30% - The cost approach was completed only as a requirement of the lender. The cost approach was given no weight due to the xx and the difficulty of x of the subject. Report not to be used for insurance purposexs per appraisal page xx - xx exception set in error, site value xx for area.

CRED 0084 Income Calculation Discrepancy

6000064851	xxxx	Securitized	1	1	1	1							PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value COLL 0001 APN Number is not listed on Security Instrument - xx Legal is attached, exception set in error.
6000064853	xxxx	Securitized	1	1	1	1
6000064833	xxxx	Securitized	1	1	1	1							PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - 05/25/21 Desk review supporting value of $xx received.
6000064832	xxxx	Securitized	2	1	2	1					HUD 0027 Missing evidence of the Seller HUD1		PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value
6000064842	xxxx	Securitized	1	1	1	1	Verified reserves; Verified employment history - B1, xx, employment verified through AUS on job for 5 years.; Low LTV/CLTV/HCLTV;	CRED 0082 Income Documentation is Insufficient - 1- Missing employer data from paystubs for B1, xx

2- Missing YTD & 2020 P&L for xx - xx The lender provided YTD paystubs for B1. Paystubs show YTD earnings and earnings. Condition Cleared.

CRED 0087 Tax Returns/Transcripts are Insufficient - 2018's 1065 is incomplete missing all Schedules and K-1 for both borrower(s) pg xx - xx-1's show xx as business started xx

CRED 0007 Missing Employment doc (VOE) - 1- Insufficient xx incorrect employer name of x is prior employer on the VVOE pg xx.  The staxrt date is for current employer pg xx.

2- Insufficient VVOE for B2, xx, on prior employer, xx employment start date and end are missing.  pg xx. - xx  1.  Lender provided corrected VVOE for current employer xxfor B2 with correct start date of xx

2. Lender provided corrected VVOE for xx for B2 with start and end dates of xx

CRED 0006 Missing Employment doc (VVOE) - Missing SOS or other third party verification for xx - xx Lender provided 2019 Tax Returns as verification for xx to include all schedules.

APPR 0009 Subject Borrower does not match Appraisal Borrower Name - Appraisal missing B2's, xx

APPR 0046 Missing Third Party Appraisal Review - Missing desk appraisal review.
Freddie Mac SSR no findings for non-UAD form type pg xx.  CURS risk score is higher than 2.5 at 2.6, pg xx.
 - 07/08/21 Desk review supporting value of $xx received.

6000064846	xxxx	Securitized	1	1	1	1
6000064819	xxxx	Securitized	1	1	1	1
6000064864	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non-subject property - missing Taxes and Insurance documents for xx - xx Lender provided evidence of PITIA.

6000064866	xxxx	Securitized	1	1	1	1	Verified credit history; Verified employment history - Borrower xxhas been with xx for 21.40 years ;	CRED 0084 Income Calculation Discrepancy - The front ratio present housing expense was calculated using xx for property address: xx the present housing payment of xwas not used for calculation. A copy of thexx primary housing mortgage statement, tax bill and hazard insurance was not provided or reflected on credit report. Housing ratio: 27.14-decrease in positive rental income $xx
Back ratios increased to 44.64%
 - xx Lender provided updated 1008 and LP.  Updated DTI is 37%.

CRED 0072 VVOE dated outside of required timeframe - Verbal verifications of employment for borrower's  are not dated xx business days prior to the note date of xx - xx Lender provided updated VVOE

APPR 0046 Missing Third Party Appraisal Review

CRED 0096 Missing proof of PITI payment on non-subject property - Missing a copy of the mortgage statement, hazard insurance and tax bill for primary residencexx - xx Lender provided haz, tax & Note for PITI proof.

6000064863	xxxx	Securitized	1	1	1	1
6000064870	xxxx	Securitized	1	1	1	1
6000064840	xxxx	Securitized	1	1	1	1
6000064847	xxxx	Securitized	1	1	1	1	CRED 0030 Income verified on Stated, NIV and/or No Income doc type - Missing income documentation for borrower present employer at xx - xx Pay stubs, 2018-2020 W2s provided.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of PITI on xx and xx, No evidence of hazard insurance or property taxes, and no mortgage statement reflecting they are impounded, was located in the file.

 - xx Recd verification of PITIA for  PITI on xx

APPR 0046 Missing Third Party Appraisal Review - 07/22/21 Desk review supporting value of $xx received.

CRED 0006 Missing Employment doc (VVOE) - Missing VVOE for Borrower's employment at xx - xx REcd VVOE for B1 completed xx

6000064927	xxxx	Securitized	1	1	1	1
6000064923	xxxx	Securitized	1	1	1	1							PROP 0018 Missing PLS required secondary valuation. - 06/21/21 Desk review supporting value of $xx received.
6000064926	xxxx	Securitized	1	1	1	1				Verified reserves - 31 month of verified reserves in the amount of $xx; Verified housing payment history;			PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - 06/10/21 Desk review supporting value of $xx received.
6000064931	xxxx	Securitized	1	1	1	1							HUD 0027 Missing evidence of the Seller HUD1
6000064905	xxxx	Securitized	1	1	1	1							DEED 0008 Missing 1-4 Family Rider - xx Stips-The lender provided the completed Deed of trust to include the 1-4 rider. Condition cleared.
6000064909	xxxx	Securitized	2	1	2	1				Verified employment history - borrower established xx 5 plus years 104; Verified credit history;	HUD 0027 Missing evidence of the Seller HUD1		APRV 0003 Missing Loan Approval Date - AUS Approval date xx
6000064918	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified employment history;	COLL 0001 APN Number is not listed on Security Instrument - APN # was not found on the DOT Pg xx, legal description is metes & bounds. - xx Exception set in error legal description is metes & bounds.

APPR 0003 Appraisal value is not supported.

APRV 0003 Missing Loan Approval Date - Exception set in error, AUS approval date xx

6000064915	xxxx	Securitized	1	1	1	1							ECOA 0003 No evidence lender provided copies of written appraisals - xx Lender provided evidence provided apsl email on xx. Bor rcvd xx
6000064884	xxxx	Securitized	1	1	1	1
6000064717	xxxx	Securitized	1	1	1	1
6000064713	xxxx	Securitized	1	1	1	1	CRED 0083 Asset Documentation is Insufficient

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - x Desk Review supporting value of $xxreceived.

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - The reviewer was unable to locate the mortgage statement for xx - xxLender provided a copy of the xx statement.

6000064878	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified employment history - Borrower has been employed for xx as a xx for 14.29 years;			PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value
6000064711	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified employment history - Borrower has been employed with xx as a xx for 14.66 years and Co-borrower has been employed with xx as a xx for 26.86 years. ;			CRED 0072 VVOE dated outside of required timeframe - Missing closing VVOE for B2, employer xx - xx Received VVOE for xx
6000064885	xxxx	Securitized	1	1	1	1	QMATR 0015 Missing Documentation to Support QM / ATR Eight (8) Factors - Missing a copy of the borrower 2018 Form 1040 Tax Return and property hazard insurance declaration page for xx used for rental income calculation ratios. - xx Stips. Per LOE received, the lender used 2019 (1040) xx calculate rental income for the non subject property located at xx. Up dated REO.
Condition cleared.

6000064879	xxxx	Securitized	1	1	1	1
6000064719	xxxx	Securitized	1	1	1	1							DEED 0021 Missing Legal Description on Mortgage/DOT - xx Lender provide mtg w/legal description
6000064706	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified occupancy in subject property;
6000064707	xxxx	Securitized	2	1	1	2					APPR 0001 Missing Copy of Original Appraisal report
6000064708	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified reserves - 96 months of verified reserves in the amount of $xx ;
6000064716	xxxx	Securitized	1	1	1	1
6000064715	xxxx	Securitized	1	1	1	1				Verified reserves - 48 months of verified reserves of xx; Verified housing payment history;
6000064712	xxxx	Securitized	2	1	1	2					APPR 0046 Missing Third Party Appraisal Review		CRED 0072 VVOE dated outside of required timeframe - PG xx
6000064718	xxxx	Securitized	1	1	1	1	APRV 0001 Missing Underwriter Loan Approval - x1x Lender internal loan approval not required, review used LP findings pg xx.

CRED 0086 Undisclosed or Excluded Debt - Per AUS-93- xx and xx excluded from DTI- discrepency in tape vs IB DTI. Transmittal indicated underwriter used the new payment for the xx #xxto calculate DTI. Page xx.  There is no xx in the file to support PITIA.

6000064883	xxxx	Securitized	1	1	1	1	CRED 0072 VVOE dated outside of required timeframe - Missing closing VVOE for xx - xx Lender provided updated VVOE

QMATR 0011 Missing payment on "monthly payment for mortgage-related obligations". §1026.43(e)(2)(vi)

6000064880	xxxx	Securitized	2	1	1	2	Verified housing payment history; Verified credit history;	APPR 0046 Missing Third Party Appraisal Review	CRED 0096 Missing proof of PITI payment on non-subject property - Missing a copy of the xx mortgage statement xx property tax bill and hazard insurance for xx - xx Lender provided copy of mtg stmt w/PITI.

6000064882	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified employment history - Borrower has been employed with the xx as a xxfor 15.05 years;
6000064705	xxxx	Securitized	1	1	1	1							PROP 0018 Missing PLS required secondary valuation. - xx Desk review supporting value of $xxreceived.
6000064710	xxxx	Securitized	1	1	1	1	CRED 0004 Back-end Ratio exception (DTI) - Review DTI is 48.56% which exceeds the allowable tolerance from the AUS. The variance is due to xx. Per the UW Transmittal the lender used xx year average, only xx year tax return was in the file or required by AUS. Review used the xx average since income xx from xx to xx. - xx Lender agreed that income as-submitted not supported. Using lower income, re-ran LP and now fits.

CRED 0045 Questionable continuation of income - The xx P&L reflects xx income and that the xx is xx at a xx. No LOE located in the file to address this. YTD P&L is not supported by the bank statements and expenses are xx xx than what has been reported xx xx on average.  Unable to determine if this xx xx is xx. - xx Lender agreed that income as-submitted not supported. Using lower income, re-ran LP and now fits.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing required secondary valuation, UCDP score is 5 (xx).  IB to order. - xx Desk review supporting value of $xxreceived.

CRED 0084 Income Calculation Discrepancy - The business bank statements xx support the gross income on the P&L.  The xx P&L reports an average monthly gross income of $xx.The average deposits from xx are xx $xx(note, $xx loan deposit on xx was not included in this average xx.  If it was included the average deposits would xx be $xx).
 - xxxUsing lower income, re-ran LP and now fits.

6000064901	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified employment history - Borrower has been employed with xx as an xx for 12 years ;
6000064886	xxxx	Securitized	2	1	1	2				Verified reserves - 8 months verified reserves in the amount of $xx; Verified housing payment history;	APPR 0046 Missing Third Party Appraisal Review
6000064904	xxxx	Securitized	2	1	1	2					APPR 0046 Missing Third Party Appraisal Review		CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of the HOA dues on the primary residence xx - xx Lender provided proof of PITIA.
6000064890	xxxx	Securitized	2	1	1	2					APPR 0046 Missing Third Party Appraisal Review		COND 0002 Condo Documentation is Insufficient - Missing Limited review xx questionnaire. - xx Rcvd limited xx review from lender.
6000064929	xxxx	Securitized	1	1	1	1	COND 0002 Condo Documentation is Insufficient - Missing evidence of the xx dues. The appraisal reflects $xx. The master policy covers xx so it is not reasonable to assume there would not be xx though there are onlyxx. The xx questionnaire does not address xx(xx). A borrower email states there is an attached letter (see xx) addressing the xx but it could not be located. - xx Lender provided updated policies with no HOA. Allocated full cost to our bor & qualifies. No info provided as to a proportional allocation of costs of policies.

INS 0001 Missing Sufficient Evidence of Insurance - Missing evidence of mast insurance policy and flood policy.  The documetns in the file both reflect the policies had xx at the time of closing xx - xx  Lender provided updated policies (reg & flood).

CRED 0093 Credit Documentation is Insufficient - Missing CD from the refinance of the primary residence reflecting xxhas been xx - xx  Lender provide CD.

6000064887	xxxx	Securitized	2	1	1	2					APPR 0046 Missing Third Party Appraisal Review		TITL 0004 Missing Final Title Policy for transaction greater than 120 days - xx Lender provided Short-form Title
6000064913	xxxx	Securitized	1	1	1	1							PROP 0018 Missing PLS required secondary valuation. - 06/17/21 Desk review supporting value of $xx received.
6000064903	xxxx	Securitized	2	1	1	2	PROP 0018 Missing PLS required secondary valuation.	CRED 0082 Income Documentation is Insufficient - Missing 2020 1099s for xx income. - xx Copies of bank print outs showing direct deposits confirming current receipt provided.

APPR 0001 Missing Copy of Original Appraisal report - Missing Copy of Original Appraisal report.  DU did not issue an appraisal waiver (AUS xx) - see xx

CRED 0083 Asset Documentation is Insufficient - Asset documentation to support the $xx in required reserves is xx.  Pages for xx accounts are missing, cut off, and/or illegible (ppxx).  Account #xx is sufficiently documented with a transaction history from xx, but the ending balance of $xx is not sufficient. - xxx Exception set in error, bank print out page xx evidences balance of $xxas of 0xx

CRED 0005 Front-end Ratio exception (HTI) - xx Lender provided a copy of the property report and xx license.  Property is owned free and clear by xx.

6000064894	xxxx	Securitized	1	1	1	1
6000064891	xxxx	Securitized	2	1	1	2					APPR 0035 Post Closing Desk Review Appraisal Variance is not within tolerance
6000064924	xxxx	Securitized	1	1	1	1	Verified housing payment history; Verified employment history - Borrower is employed with xx as a xx for 18 years ;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - FNMA/FHLMC loan with no secondary valuation to support appraised value, UCDP score is 2.6 (xx) - 06/28/21 Desk review supporting value of $xx received.

COLL 0002 APN Number and/or Legal Descriptions do not match security instrument - The APN on the appraisal (xx) does not match the Mortgage (xx
Mortgage: xx
Appraisal:xx - xxThe lender provided the tax certificate to include the APN# xx. The appraisal match the tax certificate.
Condition cleared.

6000064893	xxxx	Securitized	1	1	1	1	Verified housing payment history; Verified reserves;	APRV 0001 Missing Underwriter Loan Approval - Missing a copy of Loan Product Advisor Feedback Certificate xx. No AUS in the file. 1008 page xx indicates AUS approval.

APPR 0046 Missing Third Party Appraisal Review - xx Exception set in error, FNMA CURS 1.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing copy of current tax bill, hazard insurance, mortgage statement for property: xx - 08/24/21 Lender provided statement saying there is no xxx on property and requested condition be cleared. However, Final 1003 and AUS reflects balance owed on the xx property with $xx monthly payment. Additionally, property profile and HOI statement were provided and the exception was cleared.

6000064902	xxxx	Securitized	1	1	1	1							GFE 0002 Missing Intent to Proceed Disclosure
6000064907	xxxx	Securitized	1	1	1	1
6000064910	xxxx	Securitized	1	1	1	1
6000064917	xxxx	Securitized	1	1	1	1
6000064921	xxxx	Securitized	2	1	1	2					PROP 0018 Missing PLS required secondary valuation. APPR 0049 Appraisal Waiver is Ineligible		APPR 0043 Missing Appraiser License ECOA 0003 No evidence lender provided copies of written appraisals
6000064908	xxxx	Securitized	2	1	1	2	PROP 0018 Missing PLS required secondary valuation.	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing evidence of verified property tax and homeowners insurance information:
xx
 - xx for verification of taxes and Ins.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on xx - xx matched to xx A/# ending xx.  Since mtg statement was not provided review used xx1040 Sch E taxes and insurance to calculate PITIA.

TRST 0001 Missing Inter Vivos Revocable Trust Agreement - xx lender provided Trust Cert.

CRED 0022 Cashout Exceeds Guidelines - Final CD (pg xx) reflects cash out/debt paid that exceeds $xx max limit for transaction.  The xx lien with xx was not used to purchase the subject so the payoff of this lien is considered cash out.  Total cash out $xx + $xx lien payoff - $xx= $xx - xx Recd updated DU dated xx reflecting loan approved  cash out.

APPR 0001 Missing Copy of Original Appraisal report - Missing Copy of Original Appraisal report.  DU issued an appraisal waiver, however per the letter p xx and the $xx charge on the CD, an appraisal was obtained.  Per DU if an appraisal is obtained the appraisal waiver is no longer effective. - xx lender provided a copy of the updated PC CD which indicated that an appraisal was not charged for and a LOE that indicated the Letter on xx was sent in error.

6000064920	xxxx	Securitized	2	1	1	2	Verified housing payment history; Verified reserves - 78 months of verified the reserves in the amount of $xx;	APPR 0046 Missing Third Party Appraisal Review	TRST 0003 Trust Agreement is Incomplete

CRED 0082 Income Documentation is Insufficient - Missing Verification of Employment(xx) or paystub and W-2 from prior year from xx for B1.  $xx income was used to qualify, but there is no income documentation in the file for this borrower.

QMATR 0015 Missing Documentation to Support QM / ATR Eight (8) Factors - Missing a copy of the current tax bills, hazard insurance, mortgage statements for following: xx

CRED 0072 VVOE dated outside of required timeframe - as-oxx

6000064892	xxxx	Securitized	1	1	1	1	CRED 0072 VVOE dated outside of required timeframe - Missing VVOE dated w/in 10 days of Note date of x - xx (Stips) VVOE was provided and verified on xx The borrower was active as oxx. Condition cleared.

FACT 0002 Borrower(s) Did Not Receive "Right to Receive Credit Scores" - xx Exception set in error, out of scope.

DEED 0023 Corrections to the Mortgage/DOT are not initialed by the Borrower(s) - 0xxeption set in error, changes by notary not required to be initialed by borrower.

FLOOD 0003 Flood Notice Was Not Executed - Flood Disclosure p xxunsigned. - xxExecuted flood notice received.

6000064889	xxxx	Securitized	2	1	1	2					APPR 0046 Missing Third Party Appraisal Review
4000000080	xxxx	Securitized	1	1	1	1
4000000014	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - $XXXX in assets; Verified employment history - Borrower is self employed for over 19 years; Verified credit history - borrower credit score XXXX;	CRED 0082 Income Documentation is Insufficient - Missing YTD P&L for XXXX and XXXX. - XX/XX/XX P&L for XXXX received.

XX/XX/XX Recd the following:
Bank Statements for XXXX for XXXX, XXXX;
XXXX YTD Balance Sheet and P&L.
Google XXXX, XXXX Bank Statements XXXX, XXXX,
LOE YTD P&L;

CRED 0096 Missing proof of PITI payment on non-subject property - Missing copies of the final CDs to verify the final loan amount and PITIA for the following REO that borrower concurrently refinanced:
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX..
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.

 - XX/XX/XX Recd copies of Notes, and final CDs for the following confirming final loan amts and PITIA: XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.

CRED 0006 Missing Employment doc (VVOE) - Missing 3rd Party Verification of XXXX for
XXXX and XXXX.
 - XX/XX/XX SOS Search for XXXX and Google Search for XXXX which confirmed active agent with XXXX.

4000000015	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - $XXXX in assets; Verified employment history - Borrower is self employed for over 19 years; Verified credit history - borrower credit score XXXX;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing copies of the final CDs to verify the final loan amount and PITIA for the following REO that borrower concurrently refinanced:
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX - XX/XX/XX Recd the Notes and final CDs for the following:
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.;
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.;
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.;
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.;

CRED 0006 Missing Employment doc (VVOE) - Missing 3rd Party Verification of Self-Employment for
XXXX and XXXX.
 - XX/XX/XX SOS Search for XXXX and Google Search for XXXX which confirmed active agent with XXXX.

CRED 0082 Income Documentation is Insufficient - Missing YTD P&L for XXXX and XXXX. - XX/XX/XX P&L for XXXX received.

XX/XX/XX Recd the following:
Bank Statements for XXXX for XXXX, XXXX;
XXXX YTD Balance Sheet and P&L.
Google XXXX, XXXX Bank Statements XXXX, XXXX,
LOE YTD P&L;

4000000019	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - $XXXX XXXX XXXX Loan Amt $XXXX / $XXXX. in assets; Verified employment history - Borrower is self employed for over 19 years; Verified credit history - borrower credit score XXXX;	CRED 0082 Income Documentation is Insufficient - Missing YTD P&L for XXXX and XXXX . - XX/XX/XX P&L for XXXX received.

XX/XX/XX Recd the following:
Bank Statements for XXXX  for XXXX, XXXX;
XXXX YTD Balance Sheet and P&L.
Google XXXX, XXXX Bank Statements XXXX, XXXX,
LOE YTD P&L;

CRED 0096 Missing proof of PITI payment on non-subject property - Missing copies of the final CDs to verify the final loan amount and PITIA for the following REO that borrower concurrently refinanced:
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
 - XX/XX/XX Recd copies of Notes, and final CDs for the following confirming final loan amts and PITIA:
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.

CRED 0006 Missing Employment doc (VVOE) - XXXX VVOE does not have a date.  Need updated with date. - XX/XX/XX SOS Search for XXXX  and Google Search for XXXX  which confirmed active agent with XXXX.

4000000038	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower's Credit Report showed XXXX mortgage loans, all paid with XXXX late charges and XXXX foreclosures. Additionally Borrower's revolving credit utilization was XXXX%, with a high revolving credit limit on one trade of $XXXX.; Verified credit history - CoBorrower's Credit Report supported a revolving credit account with $XXXX credit limit.;	QMATR 0014 AUS is invalid - conditions were not met - Approved DTI 49.88%, Review DTI of 50.67% . Due to review DTI exceeding XXXX% resubmission to DU will be required. Variance appears to be due to the lender excluding the property taxes for XXXXX which is owned by XXXX. (No income docs for XXXX provided so review included the verified taxes)
 - XX/XX/XX Recd copy of XXXX Termination.  DTI excluding the XXXX payment 49.87%.

4000000021	xxxx	Securitized	1	1	1	1	CRED 0084 Income Calculation Discrepancy - 1) Review calculated Sch C $xx per the xx. Per the final 1003 lender used $xx.

2) Unable to validate positive rental income for the subject.  Missing 2020 Sch E to verify rental income for property owned/in service > 1 year.  Per title borrower has owned the subject since 2013.  Lender appears to have used the lease to qualify. - xx Per lender response other income was rental income from xx of the borrowers primary residence.  Rental income is supported by xx

CRED 0007 Missing Employment doc (VOE) - Missing 3rd Party verification of of xx for xx -  xx Per lender response other income was rental income from xx of the borrowers primary residence.  Rental income is supported by xx.

AUS 0002 Missing Final UCD Findings - Review of the loan file does not include the UCD Findings. - xx UCD findings received.

QMATR 0014 AUS is invalid - conditions were not met - xx Per lender response other income was rental income from xx of the borrowers primary residence.  Rental income is supported by xx. Updated review DTI 36.95%

CRED 0087 Tax Returns/Transcripts are Insufficient - Review of the loan file is missing year xx and xx Tax Returns. Page (xx), year xx tax return  signed xx. - xx Per lender response "xx" income used was from the rental from the xx unit of the borrowers primary residence.  Complete copy of the xx return with xprovix ded supporting income used to qualify.  Since xx was not used the additional years returns are not required.

4000000004	xxxx	Securitized	1	1	1	1				Verified credit history - Credit Report supports XXXX mortgage tradelines with XXXX late payments. Additionally, the reports supports a high revolving credit limit $XXXX, and overall revolving XXXX% utilization.;
4000000011	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - Low LTV of 34% for investment property guidelines allow for 75%.; Verified employment history - Established self employment history over xx years.; Verified reserves - Verified reserves of xx months is greater than guideline requirements.;
4000000089	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - Desk review required. No FNMA analysis performed. Only appraisals submitted on 1004 or 1073 format are analyzed by CU. - CDA supporting value of $xxxx received.

4000000076	xxxx	Securitized	1	1	1	1							PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing CDA - Desk review supporting value of $xxxx received.
4000000077	xxxx	Securitized	1	1	1	1
4000000009	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 54%; Established credit history - XXXX; Verified housing payment history - XXXX months of housing history;
4000000093	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 75% ; Established Landlord history;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing XXXX borrowers mortgage statement on new loan or a copy of the CD/Note to verify new payment and escrow.

Missing HOA statement for XXXX.

Missing XXXXhoa statement to validate monthly hoa fee.

Missing HOA Statement to validate monthly Hoa fee on XXXX.

 - XX/XX/XX Recd HOA budget and reserve report for XXXX (XXXX). Annual HOA fee is $XXXX/ XXXX per mth which is less than the amount the lender used to qualify.

XX/XX/XX Recd the following: 1) XXXX final CD.  2) Borrower LOE forXXXX. There is no HOA statement for this property.  Per borrower annual HOA is $XXXX.  Copy of cancelled check provided 3) Recd HOA ledger for XXXX.  Monthly HOA $XXXX

CRED 0072 VVOE dated outside of required timeframe - VVOE for XXXX not within XXXX days of closing. - XX/XX/XX VVOE dated XX/XX/XX confirming borrower is still active received.

4000000114	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX Moths of liquid reserves ; Low LTV/CLTV/HCLTV - LTV / CLTV 33.00% ;
4000000054	xxxx	Securitized	1	1	1	1	Verified reserves - liquid reserves in months XXXX; Low LTV/CLTV/HCLTV - LTV/CLTV 70% ;	APPR 0046 Missing Third Party Appraisal Review - Lender to provide Desk Review / CDA. Per FNMA, Fannie Mae analysis was not performed for this XXXX form type. - XX/XX/XX Desk review supporting value of $XXXX received.

4000000256	xxxx	Securitized	1	1	1	1				Verified credit history - No BK, No collections ; Verified reserves - XXXX months of reserves;
4000000262	xxxx	Securitized	1	1	1	1
4000000079	xxxx	Securitized	1	1	1	1	Verified reserves - Borrowers verified assets allowed for over XXXX months of PITI reserves for the subject property.; Verified credit history - Borrowers credit history showed XXXX mortgage tradelines with XXXX late payments and no foreclosures. Additionally, revolving credit lines supported less than XXXX percent credit utilization.; Verified employment history - Both borrower and co borrower, have over XXXX years verified employment.;	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing verified tax information on primary residence. - XX/XX/XX Received verification of taxes and ins for primary residence.

4000000043	xxxx	Securitized	1	1	1	1	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Property XXXX, XXXX loan been refinance concurrently, missing Note, Taxes, Insurance and, if applicable, HOA.
Missing Rent schedule form XXXX - XX/XX/XX Received a copy of the Note, Taxes and insurance.

4000000092	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 75% ; Potential for increased earnings - Potential XXXX rental income. ;	APPR 0035 Post Closing Desk Review Appraisal Variance is not within tolerance - Missing Desk review CDA. - XX/XX/XX CDA supporting value of $XXXX received.

APP 0005 Missing Schedule of Real Estate Owned - REO: XXXX
missing rental agreement.

REO: XXXX
Missing insurance

REO: XXXX
Missing insurance

REO: XXXX
Missing insurance  - XX/XX/XX Received a copy of the lease agreement for XXXX required on loans with a mortgage lien.  Finding Cleared.

4000000045	xxxx	Securitized	1	1	1	1	APP 0005 Missing Schedule of Real Estate Owned - Primary residence XXXX. XXXX missing insurance and if applicable HOA documents.

APPR 0035 Post Closing Desk Review Appraisal Variance is not within tolerance - Missing Desk review CDA - XX/XX/XX CDA Supporting value of $XXXX received.

4000000084	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/ CLTV 75% ; Verified reserves - XXXX Moths of liquid reserves. ;	COLL 0001 APN Number is not listed on Security Instrument - XXXX is not listed on XXXX. Per appraisal XXXX number is XXXX. - XXXX not required. Legal Description attached.

CRED 0085 Purchase Contract is Deficient - Purchase agreement, dated XX/XX/XX (pXXXX), indicates the original purchase price was initially $XXXX.  Counteroffer, dated XX/XX/XX (pXXXX) had a final purchase price of $XXXX.  Closing Disclosure in file indicates a final sale price of $XXXX.  Appears purchase contract is incomplete and missing the final counteroffer. - XX/XX/XX Purchase contract amendment #XXXX provided.

4000000095	xxxx	Securitized	1	1	1	1	APPR 0035 Post Closing Desk Review Appraisal Variance is not within tolerance - Desk review CDA missing. - XX/XX/XX Desk review supporting value of $XXXX received.

COMP 0010 Missing Affiliated Business Disclosure - Remove lender does not have affiliates per XXXX. - Exception set in error, lender does not have affiliates per XXXX.

4000000325	xxxx	Securitized	1	1	1	1	Verified credit history - Borrowers credit history showed 7 mortgage accounts, each paid with zero late payments, additionally the borrower's revolving credit only showed 3% credit utilization. ; Verified employment history - Borrower's employment history dates back to year xxxx, supporting over xxxx of employment history with the same employer, while the co borrower's employment was verified as dating to year xxxx with the same employer.;	CRED 0072 VVOE dated outside of required timeframe - Missing co-borrower VOE dated within the time frame required. VVOE in loan file was dated xxxx.
 - xxxx VVOE received from Lender dated xxxx.

CRED 0082 Income Documentation is Insufficient - Missing rental income for investment properties, no lease agreements or schedule E for all rental properties.  - xxxx Received LOE from Lender explaining what properties rental income was used for qualification and SCH E.

4000000107	xxxx	Securitized	2	1	1	2	Verified employment history - Borrowers XXXX employment was verified dating to year XXXX, which supports over 19 years of self employment.; Verified housing payment history - Borrowers housing history was verified using the XXXX which showed XXX total mortgages, all paid with XXXX late payments and XXXX foreclosures.; Verified credit history - Borrowers Credit Report shows the borrower's revolving credit utilization was XXXX%, with credit limit of $XXXX.;	APPR 0046 Missing Third Party Appraisal Review - Property approved with PIW, missing Desk Review, is required for securitization.	CRED 0082 Income Documentation is Insufficient - 1. a. XXXX 1040 and 1065 are incomplete, only XXXX pages were provided, need statements and schedules.;
   b. Missing w2's and Schedule K for XXXX borrowers.;

2. Missing lease agreements.;

DTI may change due once income documentation received. - XX/XX/XX Lender provided a copy of the 1120s and 1065.  Finding clear.

4000000553	xxxx	Securitized	1	1	1	1				Verified reserves; Verified credit history;			APPR 0046 Missing Third Party Appraisal Review
4000000036	xxxx	Securitized	1	1	1	1	Verified reserves - Borrower's verified assets supported reserves for PITI, greater than XXXX months.; Verified credit history - Borrower's Credit Report showed XXXX mortgage accounts, each paid with XXXX late payments and XXXX foreclosures.; Verified credit history - Borrower's credit history supported XXXX revolving credit accounts and only XXXX% total revolving credit utilization, additionally the borrower's credit accounts showed at least XXXX account with a credit limit over $XXXX.;	CRED 0082 Income Documentation is Insufficient - Missing lease agreements or evidence of rent for investment properties, - Sch E in file. XX/XX/XX Lender comment "We have a DTI of 18% The income isnt required, can we waive this please."

CRED 0006 Missing Employment doc (VVOE) - Borrower transitioned from XXXX.  Missing VVOE from XXXX to verify employment from XX/XX/XX - XX/XX/XX. - XX/XX/XX Borrower transitioned from XXXX earlier this year.  Currently employed based on information provided in the file.

4000000117	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower's credit report showed previous mortgage paid with XXXX late payments, additionally bo9rrower's revolving credit utilization was only XXXX%,;	APPR 0046 Missing Third Party Appraisal Review - Missing desk review. Analysis was not performed for this XXXX form type. UCDP report dated XX/XX/XX, pg XXXX. - XX/XX/XX Desk review supporting value of $XXXX received.

4000000309	xxxx	Securitized	1	1	1	1							PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing Desk review CDA. - Desk review supporting value of $xxxx received.
4000000145	xxxx	Securitized	1	1	1	1				Income verified was not used in qualifying - CPA prepared K1 and P&L for XXXX and XXXX YTD P&L supports income at a XXXX lever than used for qualifying.;			APPR 0046 Missing Third Party Appraisal Review - CURS = XXXX, missing CDA. - XX/XX/XX Desk review supporting value of $XXXX received.
4000000058	xxxx	Securitized	1	1	1	1				Income verified was not used in qualifying - A lease in place for the subject property was not used in qualifying.;
4000000057	xxxx	Securitized	1	1	1	1				Verified employment history - Borrower has good income and good work history. Borrower has been on the same job for 10.75 years; Verified credit history - Borrower has good credit history and uses very little credit beacon score ver XXXX;			PROP 0018 Missing PLS required secondary valuation. - Desk review required. SSR risk rating is XXXX. - XX/XX/XX Desk review supporting value of $XXXX received.
4000000075	xxxx	Securitized	1	1	1	1	PROP 0018 Missing PLS required secondary valuation. - 2nd Level review required SSR Risk score XXXX p XXXX - XX/XX/XX Desk review supporting value of $XXXX received.

CRED 0006 Missing Employment doc (VVOE) - Verification for borrower SCH C Self-employment for not in file. - XX/XX/XX Received VVOE for XXXX borrower's dated XX/XX/XX.

4000000131	xxxx	Securitized	1	1	1	1
4000000187	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX months of liquid reserves ; Low LTV/CLTV/HCLTV - LTV/CLVT 79.00%;			APPR 0046 Missing Third Party Appraisal Review - CURS returned at XXXX, Desk Review / CDA required. - XX/XX/XX Per XXXX AVM required. Recevied. 0% Variance, value supported.
4000000206	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves - XXXX months of liquid reserves ;			PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Desk Review CDA missing - XX/XX/XX desk review received.
4000000481	xxxx	Securitized	1	1	1	1				None - LTV/CLTV 58.00%; Verified reserves - XXXX Months liquid reserves. ;
4000000059	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - Required Asset amount of $XXXX, however, verified assets in total $XXXX;	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing Insurance statement for Rental property XXXX.

Missing mortgage statement for XXXX

Missing mortgage statement for XXXX

DTI will be updated once documentation received. - XX/XX/XX Received updated AUS from lender.  DTI Variance is less than XXXX%.  Cleared.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - SSR Risk score XXX.  Desk review required. - XX/XX/XX Desk review supporting value of $XXXX received.

4000000183	xxxx	Securitized	1	1	1	1
4000000609	xxxx	Securitized	1	1	1	1	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	COLL 0002 APN Number and/or Legal Descriptions do not match security instrument - 'Assessors Parcel No on appraisal is xxxxx and does not match APN on Mortgage or Title. Property address does match. - 08/06/21 Assessors page shows both numbers as ID reference which match the documents.

4000000148	xxxx	Securitized	1	1	1	1
4000000154	xxxx	Securitized	1	1	1	1	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing CD/Note (and HOI and Tax Info) on Primary Residence (XXXX) as it was recently refinanced by XXXX. - XX/XX/XX CD and Note for Primary Residence (XXXX) received.

4000000217	xxxx	Securitized	1	1	1	1	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Per SSR the risk rating is XXXX and desk review is required. - XX/XX/XX Desk review supporting value of $XXXX received.

4000000283	xxxx	Securitized	1	1	1	1	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - SSR returned score of 5, desk review required (xxxxx to order). - 08/04/21 Desk review supporting value of xxxxx received.

4000000291	xxxx	Securitized	1	1	1	1	Verified credit history - Oldest tradeline xxxxx; Low DTI - 25%;	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	DEED 0023 Corrections to the Mortgage/DOT are not initialed by the Borrower(s) - Changes made by the notary. Changed state of to IOWA. - Lender provided a copy of the corrected deed with the borrower initialing the change of state.

4000000437	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Potential for increased earnings - Potential positive rental income ;	APPR 0035 Post Closing Desk Review Appraisal Variance is not within tolerance - SSR Risk score XXXX% requires desk review. - XX/XX/XX Desk review not required. Only SSR score of XXXXX requires additional review.

4000000317	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - substantial liquid assets verified per XXXX accounts;
4000000615	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	APPR 0046 Missing Third Party Appraisal Review - Missing CDA. - 08/03/21 Desk review supporting value of xxxxx received.
4000000130	xxxx	Securitized	1	1	1	1
4000000275	xxxx	Securitized	1	1	1	1	Verified employment history - 7+ years employment history; Verified liquid assets and/or savings history - months Reserves 328 months ;	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	TITL 0013 Title Policy - Schedule A Exception - Provide a correct Title Commitment reflecting Loan amount for xxxxx. -refer to Title Commitment xxxxx issued Loan Policy amount xxxxx. - 08/20/21 Lender provided a copy of the title policy with the correct loan amount.

4000000319	xxxx	Approved	1	1	1	1				Verified employment history; Verified housing payment history; Verified credit history;
4000000464	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Potential for increased earnings - potential positive rental income;
4000000631	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 74.90%; Verified reserves - 7 months of liquid assets. ;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	APPR 0046 Missing Third Party Appraisal Review - Missing CDA. - 07/20/21 Desk review supporting value of xxxxx received.
4000000653	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 52.19%; Verified liquid assets and/or savings history - borrower has substantial verified liquid assets over xxxxx;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000254	xxxx	Securitized	1	1	1	1				Low DTI - Low DTI (29%)which does not include any rental income from any properties owned.; Conservative use of credit; Verified employment history - Borrower has almost 10 years with current employer and strong earnings.;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	APPR 0046 Missing Third Party Appraisal Review - Missing CDA. - 07/23/21 Desk review returned with a value of xxxxx.
4000000285	xxxx	Securitized	1	1	1	1				Low DTI - DTI per review was 13.15% (AUS was XXXX and lender XXXX%).; Minimal outstanding debt - Borrowers utilize minimal consumer debt.;
4000000344	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Minimal outstanding debt - The borrower utilizes minimal consumer debt.;
4000000444	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower's credit report showed zero percent credit utilization on revolving credit accounts.;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	APPR 0046 Missing Third Party Appraisal Review - Missing CDA. - Desk review returned supporting value of xxxxx.
4000000127	xxxx	Securitized	1	1	1	1	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing evidence of verified homeowners insurance for additional investment property. - XX/XX/XX Recd property detail report which indicates no structures listed under property characteristics, Property taxes verified, no insurance required.

CR 0011 Missing Evidence of Ownership of Free and Clear Property - Missing evidence of ownership of free and clear property for additional investment property. - XX/XX/XX Recd property detail report which indicates no structures listed under property characteristics, it also shows a loan of $XXXX used to acquire, which was paid off per the credit report in XXXX, (see page XXXX of credit XXXX). Per the assessment also attached, does show this property was assessed with no improvements in XXXX which would indicate no structures. No insurance required, nor HOA.

APPR 0046 Missing Third Party Appraisal Review - SSR return XXXX score.  Desk review required. - XX/XX/XX Desk review supporting value of $XXXX received.

CRED 0113 Missing evidence of HOA Dues - XX/XX/XX Recd property detail report which does not reflect the subject in in a XXXX. - XX/XX/XX Recd property detail report which does not indicate the property to be in a XXXX.

4000000150	xxxx	Securitized	1	1	1	1				Verified reserves - Borrower's verified assets supported XXXX months of PITI reserves for the subject property.; Verified housing payment history - Borrower's mortgage pay history was verified using the credit Report which supported a total XXXX mortgage accounts, each paid with XXXX zero late payments.; Verified credit history - Borrower's Credit report supported revolving credit accounts with a high limit of XXXX and only XXXX% credit utilization.;
4000000176	xxxx	Securitized	1	1	1	1				None - LTV/CLTV 67.00%; Verified reserves - XXXX months of reserves.;
4000000318	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 80%; Potential for increased earnings - Potential positive rental income. ;
4000000348	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV;
4000000354	xxxx	Securitized	1	1	1	1				Income verified was not used in qualifying - XXXX $XXXX/$XXXX monthly income verified by 1040-XXXXTax return and IRS Tax Transcript ; Verified liquid assets and/or savings history - Reserves XXXX months verified by Bank statements; Low LTV/CLTV/HCLTV - 45.00%;
4000000686	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - Reserves 28 months;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	HUD 0027 Missing evidence of the Seller HUD1 - Missing the Seller HUD-1 - 07/19/21 Seller CD received.
4000000688	xxxx	Securitized	1	1	1	1	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - CDA required, SSR did not provide a risk score. - 08/02/21 Desk review supporting value of xxxxx received.

CRED 0004 Back-end Ratio exception (DTI) - Lender Approved DTI 49.54%, Review DTI 63.82%- Variance is in the borrowers primary housing expense. Lender used payment of xxxxx, actual PITIA xxxxx.  Review used the updated mortgage statement xxxxx reflecting PI of xxxxx, Taxes xxxxx, HOI xxxxx. Total PITIA xxxxx. - 08/24/21 Lender provided a copy of the updated AUS and 1003. AUS indicates a DTI of 48.38.  Review DTI 48.83.  Finding cleared.

QMATR 0014 AUS is invalid - conditions were not met - Review DTI exceeds acceptable tolerance.  Lender Approved DTI 49.54%, Review DTI 63.82%- Variance is in the borrowers primary housing expense. Lender used payment of xxxxx, actual PITIA xxxxx.  Review used the updated mortgage statement xxxxx reflecting PI of xxxxx, Taxes xxxxx, HOI xxxxx. Total PITIA xxxxx. - 08/24/21 Lender provided a copy of the updated AUS and 1003. AUS indicates a DTI of 48.38.  Review DTI 48.83.  Finding cleared.

4000000144	xxxx	Securitized	1	1	1	1				Verified credit history - High FICO XXXX; Verified liquid assets and/or savings history - Substantial Amount of Liquid Assets;
4000000343	xxxx	Securitized	1	1	1	1				Verified credit history - Good FICO 768;
4000000493	xxxx	Securitized	1	1	1	1	CRED 0085 Purchase Contract is Deficient - Per CD Signed at closing the purchase price was $xx. Redisclosed CD dated xx the purchase price was $xx.

Purchase agreement indicates a sales price of $xx.  Need verification as to which document is correct.  Please provide a copy of the amendment to the purchase contract or a corrected post closing CD to confirm which sales price is correct.

LTV variance due to purchase price discrepancy.

4000000151	xxxx	Securitized	1	1	1	1	Verified housing payment history - The borrower has successfully demonstrated the ability to pay housing expenses equal to or greater than the proposed monthly housing expense for the new mortgage over the past XXXX months.; Verified credit history - Previous credit history shows that the borrower has the ability to devote a XXXX portion of income to housing expenses.;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI for property address located at XXXX - XX/XX/XXXX Received LOE and Property Detail report, borrower pays XXXX on XXXX residence.

CRED 0004 Back-end Ratio exception (DTI) - DU DTI 41.55 pg. XXXX Review DTI 33.94. 7.61% variance due to discrepancy in total expense payments based on 1008.  AUS reflects subject neg cash flow of $XXXX; All other monthly payments of XXXX, and total debt of $XXXX which includes an undisclosed payment of XXXX.  Need verification of the undisclosed co-mtg of $XXXX. - XX/XX/XXXX Received documentation from Lender.  DTI variance is now less than 3%.  Finding Cleared.

4000000510	xxxx	Securitized	1	1	1	1	Verified employment history; Verified credit history - The Credit Reports supports the borrowers mortgage pay history of total of xx mortgage loans, all paid with xx late payments.; Verified credit history - Borrower's credit reports supports xx revolving credit accounts, with one revolving credit limit of $xx .;	APPR 0046 Missing Third Party Appraisal Review - Collateral review dated xx, states analysis was not performed for this non UAD for type. 2nd review required. - 08/03/21 Desk review supporting value of $xx received.

4000000578	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 60.00%; Verified credit history - good credit history, fico 712;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000582	xxxx	Securitized	1	1	1	1	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	CRED 0114 Missing Purchase Contract - Unable to locate the Sales Contract in the loan file - 08/12/21 Received purchase agreement.

HUD 0027 Missing evidence of the Seller HUD1 - Final CD does not state seller credits/contributions (xxxxx) - 08/10/2021 Received Seller HUD1 with Real Estate commission reflected.

4000000616	xxxx	Securitized	1	1	1	1	Verified employment history; Verified housing payment history - The borrower's Credit Report supports XXXX mortgage accounts , each paid with XXXX late payments. ;	APPR 0035 Post Closing Desk Review Appraisal Variance is not within tolerance - Collateral Review dated XX/XX/XX supports a risk score of XXXX. Post close CDR Required. - Remove - Duplicate XXXX.

APPR 0003 Appraisal value is not supported. - Received CDA XX/XX/XX.  XXXX.  Reasonable.  XXXX% Variance. - Received CDA XX/XX/XX.  XXXX.  Reasonable.  XXXX% Variance.

APPR 0012 Property Values Declining - Page XXXX appraisal Report noted " Overall neighbor hood market was getting better since year XXXX ,but prices appear to be declining in past year.    - Received CDA XX/XX/XX. XXXX.  Reasonable.  XXXX% Variance.

4000000687	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000255	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Substantial amount of verified liquid assets, over xxxxx;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000395	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 69.18%;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	POA 0002 Missing Power of Attorney - Missing POA, xxxxx is the LOE-letter for consideration for POA, but final POA documents not in file. - 8/11/2021 Lender provided POA.
4000000496	xxxx	Securitized	1	1	1	1
4000000603	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	CRED 0006 Missing Employment doc (VVOE) - Missing verification on the following entities: xxxxx - 08/10/2021 Received SOS for each entity dated xxxxx.
4000000714	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 80%; Potential for increased earnings - Potential positive rental income. ;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000716	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000146	xxxx	Securitized	1	1	1	1				Verified credit history - High FICO XXXX; Verified liquid assets and/or savings history - High verified liquid assets over $XXXX;			HUD 0002 Property Address for Subject does not match Address on HUD-1 - The Final CD does not have XXXX with the address (XXXX) - XX/XX/XX Addendum to the CD received reflecting the full address.
4000000195	xxxx	Securitized	1	1	1	1				Verified credit history - High FICO XXXX;			HUD 0018 Missing Cash to Borrower including Debt Payment - no debt consolidation noted in the final CD (XXXX) - XX/XX/X Cleared. No additional debt paid at closing.
4000000223	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - low LTV/CLTV 38.38%;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000237	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	APPR 0046 Missing Third Party Appraisal Review - SSR returned score of 3.4, desk review required (xxxxx to order). - 08/02/21 Desk review Supporting value of xxxxx received.
4000000268	xxxx	Securitized	1	1	1	1
4000000287	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000359	xxxx	Securitized	1	1	1	1
4000000431	xxxx	Securitized	1	1	1	1	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Primary Residence XXXX, missing HOA statement. - XX/XX/XX Received a copy of the HOA statement from lender.

CRED 0072 VVOE dated outside of required timeframe - Missing VVOE required timeframe. VVOE in file dated XX/XX/XX p.XXXX, appears to have been dated incorrectly. - XX/XX/XX Received LOE from lender regarding incorrect date on VVOE.

4000000450	xxxx	Securitized	1	1	1	1				Verified reserves - High reserves 73 months;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000116	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 64.71%; Verified credit history - Good FICO XXXX;
4000000037	xxxx	Securitized	1	1	1	1				Verified housing payment history - Borrower's Credit Report supports XXXX mortgage accounts, each paid with XXXX late payments. ;
4000000534	xxxx	Securitized	1	1	1	1				Verified housing payment history - Borrower's housing history has been supported using the credit report showing a total of XXXX mortgage accounts all paid with zero late payments.; Verified credit history - The Credit Report shows the borrower had a revolving account with a revolving account with credit limit of $XXXX, and only XXXX% revolving credit utilization. ;
4000000250	xxxx	Approved	1	1	1	1
4000000199	xxxx	Securitized	1	1	1	1
4000000346	xxxx	Securitized	1	1	1	1
4000000113	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 59.09%; Income verified was not used in qualifying - XXXX borrowers have additional S/E income each not used in qualification, due to XXXX income from pledged SE income and verified;	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing XXXX lien statement for XXXX and XXXX properties. Missing XXXX lien statements for XXXX, XXXX. If not escrowed, will need tax and ins statements. - XX/XX/XX Received copies of the Mortgage Statements, Ins. and Tax for XXXX, XXXX.

4000000350	xxxx	Securitized	1	1	1	1				Established credit history - Oldest tradeline xxxx; Conservative use of credit - Utilization 9%.;			CRED 0072 VVOE dated outside of required timeframe - Missing VVOE for xxxx. - xxxx received SOS search dated xxxx.
4000000620	xxxx	Securitized	1	1	1	1				Verified reserves - Borrower's verified assets after closing supports over XXXX months of PITI reserves for subject property.; Verified housing payment history - Borrower's Credit Report supports XXXX mortgage accounts all paid with XXXX late payments. ;
4000000490	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history;			FLOOD 0005 Insurance Premiums must be escrowed in accordance with HFIAA - Subject in xx, missing xx and Escrow for xx, "condition for docs" - xx Copy of Master xx for xx provided.
4000000572	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	DEED 0021 Missing Legal Description on Mortgage/DOT - Missing Legal Description "Exhibit A" - 08/03/21 Exhibit A received.
4000000226	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000489	xxxx	Securitized	1	1	1	1
4000000165	xxxx	Securitized	1	1	1	1							CRED 0006 Missing Employment doc (VVOE) - Missing VVOE - xx Received verification of active xx license as of xx
4000000303	xxxx	Securitized	1	1	1	1				Verified reserves - 16 Months of liquid reserves. ; Low LTV/CLTV/HCLTV - LTV/CLTV 73.00%;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000048	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 22.00%;	CRED 0006 Missing Employment doc (VVOE) - Missing VVOE for sch C income. - XX/XX/XX Finding cleared, no income from the Schedule C is being used to qualify for this loan.
The only XXXX used to qualify was from the Borrowers Partnership (XXXX).

4000000162	xxxx	Securitized	1	1	1	1
4000000328	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; None;
4000000391	xxxx	Securitized	1	1	1	1
4000000425	xxxx	Securitized	1	1	1	1	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing HOI for subject property. AUS indicates 95.16 per month. - 08/12/21 Received Updated AUS and HOI. AUS, reflects no HOI on subject.

4000000529	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX months of verified asset ; Verified employment history - XXXX borrowers owners of XXXX for 8 years 8 months;
4000000580	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Borrower verified substantial assets over xxxxx liquid ; Low DTI - Low DTI with multiple REOs;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000473	xxxx	Securitized	1	1	1	1	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Provide VOM from xxxxx Account xxxxx to verify payment(not on the credit report)and escrow Tax & Ins. for REO 202 xxxxx. - 08/12/21 For the xxxxx property lender provided a copy of the Note, CD.

4000000476	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 80% ; Potential for increased earnings - Potential positive net rental income.;	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Primary residence missing mortgage statement. - 08/12/21 Received Property Profile, Note, Tax and HOI to verify primary residence monthly mortgage payment.

4000000046	xxxx	Securitized	1	1	1	1				Verified credit history - Borrowers Credit Report showed revolving credit tradelines, with trade limit up to $XXXX, with XXXX percent credit utilization.; Verified reserves - Borrowers verified assets, allowed for XXXX months PITI reserves for the subject property.; Verified employment history - Borrower's employment was verified as 17 years and 8 months and Co borrowers employment was verified over 14 years. Both borrowers employment tenure, supporting employment stability;
4000000152	xxxx	Securitized	1	1	1	1
4000000153	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 36.51%; Verified employment history - Over 30 years with same employer;
4000000401	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 29.95%; Verified liquid assets and/or savings history - Verified Excess Assets 95 months;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000449	xxxx	Securitized	1	1	1	1	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing Insurance statement with annual premium for primary residence. - 08/12/21 Received HOI and Tax information for primary residence.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing CDA-risk 2.9 - 08/12/21 Received a CDA from the lender.  Value supported.

4000000458	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000487	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - Reserves $xx;	CRED 0006 Missing Employment doc (VVOE) - xx Only using rental income to qualify.

CRED 0096 Missing proof of PITI payment on non-subject property - Provide VOM from xx #xxfor xx and xx#xxfor xx-not xx the credit report - xx Received a copy of the Note and CD forxx

4000000512	xxxx	Securitized	1	1	1	1
4000000302	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 80%; Verified reserves - Liquid 15 reserves ;	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Primary residence missing second lien mortgage statement. - 8/11/2021 Lender provided mortgage statement and pay history from 2nd lien holder.

4000000329	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTVE 44.00% ; Verified reserves - 47 months of liquid assets.;
4000000426	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Substantial amount of verified liquid assets over xxxxx.;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000436	xxxx	Securitized	1	1	1	1				Verified credit history; Verified housing payment history - 0x30 mortgage + 12;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	FLOOD 0007 Missing Flood Insurance Cert. - Missing a copy of the Flood Certification Disclosure - 07/30/21 Flood cert received.
4000000562	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 57.00%; Verified reserves - 57 of liquid reserves. ;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000585	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing Desk review CDA - 08/03/21 Desk review supporting value of xxxxx received.
4000000630	xxxx	Securitized	1	1	1	1				Verified housing payment history - No lates ; Verified credit history - Oldest tradeline xxxxx;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000638	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000105	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 59.00%; Verified liquid assets and/or savings history - Substantial verified liquid assets over XXXX; Low DTI - 28.160%;
4000000220	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 63; Verified reserves - XXXX Months of reserves.;			PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Risk score XXXX. 2nd valuation required. - XX/XX/XXXX Received a copy of the CDA. Value supported.
4000000422	xxxx	Securitized	1	1	1	1	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	CRED 0006 Missing Employment doc (VVOE) - SOS/CPA letter not in file. - 12/10/21 Received SOS, Articles, and web search.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing Homeowners Insurance for Primary xxxxx. - 08/10/21 Received a copy of the HOI for the primary residence.

4000000454	xxxx	Securitized	1	1	1	1				Verified credit history - Oldest tradeline xxxxx.; Verified housing payment history - 0x30 mortgages + 12;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	HUD 0027 Missing evidence of the Seller HUD1 - Final Seller statement not in file. - 08/03/21 Seller CD received.
4000000463	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000516	xxxx	Securitized	1	1	1	1				Low DTI; Verified credit history;
4000000521	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;
4000000533	xxxx	Securitized	1	1	1	1	Verified housing payment history - Borrower's Credit Report supports xx mortgage accounts, each with xx paid late charges.; Verified credit history - Borrower's Credit Report shows revolving accounts with high credit liit of $xx and only 7% credit utilization. ;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of terms of financing with xx loan #xxon primary residence. - xx Lender provided terms of financing on primary residence.

4000000306	xxxx	Securitized	1	1	1	1	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Need a desk review because the collateral risk score is 2.6. - 08/18/21 Lender provided a copy of the CDA xxxxx value. Moderate risk.

4000000351	xxxx	Securitized	2	1	2	1					HUD 0027 Missing evidence of the Seller HUD1
4000000364	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 27.00%;	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	APP 0005 Missing Schedule of Real Estate Owned - Missing Mortgage statement (Not able to verify Tax & Ins escrowed) from xxxxx for Primary xxxxx - 08/12/21 Received a copy of the mortgage payment printout verifying Taxes and Insurance are escrowed.

4000000483	xxxx	Securitized	1	1	1	1							CRED 0091 Missing Tax Transcript(s) - xx exception set in error, transcripts not required.
4000000506	xxxx	Securitized	1	1	1	1	CRED 0087 Tax Returns/Transcripts are Insufficient - xx Tax returns were not required by the AUS.

CRED 0096 Missing proof of PITI payment on non-subject property - The reviewer was unable to locate proof of PITI payment on non-subject property - xx - xx Mortgage statement for non-subject property in file xx

CRED 0091 Missing Tax Transcript(s) - xx Tax transcripts for 2019 in file, 2020 no return filed.

CRED 0113 Missing evidence of HOA Dues - The reviewer was unable to locate evidence of xx - xx Appraisal reflects monthly HOA dues.

CRED 0088 Missing proof property ownership is free and clear of debt/liens - The reviewer was unable to locate proof property ownership is free and clear - xx. - xx Lender provided a copy of the county property search.  Property is owned free and clear.

APPR 0046 Missing Third Party Appraisal Review

4000000509	xxxx	Securitized	1	1	1	1
4000000539	xxxx	Securitized	2	2	1	1					CRED 0072 VVOE dated outside of required timeframe - VVOE's for B1 & B2, dated xx, from xx and xx were dated outside the acceptable timeframe. The note was signed on x1x and the VVOE's are xx days over the acceptable timeframe limits. - xx Lender provided a copy of the VVOE for xx xx, which was less than xx days prior to close and xx, dated xx
4000000545	xxxx	Securitized	1	1	1	1							CRED 0007 Missing Employment doc (VOE)
4000000556	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 52.00%; Verified employment history - 14+ years in current position and 20+ years in the same line of work;
4000000561	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000249	xxxx	Securitized	1	1	1	1				Low DTI - 23.99%; Verified credit history - Good FICO 782;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000366	xxxx	Securitized	1	1	1	1	Low DTI - High FICO 800; Verified liquid assets and/or savings history - Over xxxx in verified liquid assets;	DEED 0037 All title holders did not execute the Mortgage/DOT - Preliminary title report Schedule A , Page xxxx only has previous owners listed. - Received Amended supplemental escrow instructions with the borrower's names listed.

4000000744	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 69.52%; Verified reserves - 114 Months of liquid reserves ;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000040	xxxx	Securitized	1	1	1	1	CRED 0082 Income Documentation is Insufficient - Income Documentation is Insufficient - Missing income documentation for XXXX that supports monthly stable income of $XXXX (XXXX). - XX/XX/XX Received a copy of the income documentation.

4000000208	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - Over XXXX verified liquid assets; Established Landlord history - Multiple Investment REO;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI and asset requirements on non-subject property: XXXX #XXXX XXXX, - XX/XX/XXXX Lender provided a copy of the Prior Loan Mortgage statement, CD, Note, Property Profile and HOI.

4000000277	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - Over xxxxx verified liquid assets; Established Landlord history - Multiple REO Investment properties;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - FNMA/FHLMC loan with no secondary valuation to support appraised value, missing CDA, xxxxx to order. - 08/05/21 Desk review supporting value of xxxxx received.

4000000536	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified employment history;			NOTE 0057 Borrowers from Data Tape do not match Borrowers on the Note - Joint borrowers xx and xx - xx Exception set in error, no variation.
4000000060	xxxx	Securitized	1	1	1	1	Verified reserves - XXX months of verified reserves; Verified housing payment history - 0x30 mortgage + 12;	CRED 0006 Missing Employment doc (VVOE) - XXXX verification of employment by XXXX within XXXX days of Note date for XXXX on XXXX. was not provided in the loan file. - XX/XX/XX Lender provided a copy of the SOS and VVOE.

4000000363	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Total Verified reserve 29 months.;			NOTE 0057 Borrowers from Data Tape do not match Borrowers on the Note - Tape shows Borrower name "xxxx"; changed to xxxx per Note on page xxxx. - Lock has been updated to show xxxx.
4000000367	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 32.24%/32.24%/32.24%; Low DTI - 32.970%; Verified liquid assets and/or savings history - Over xxxx verified liquid assets;
4000000492	xxxx	Securitized	2	2	1	1				Verified reserves - Verified $xx; Verified housing payment history - Verified xx months No late history;	NOTE 0057 Borrowers from Data Tape do not match Borrowers on the Note - Tape was missing Borrower's xx name. corrected per note, xx - xx Per xx Override to EV2.		CRED 0072 VVOE dated outside of required timeframe - VVOE dated xx p.xx, Note date xx - Loan closed xx, VVOE completed onxx
4000000494	xxxx	Securitized	1	1	1	1				Verified employment history; Established credit history;
4000000503	xxxx	Securitized	1	1	1	1				Verified credit history; Verified employment history;			APPR 0046 Missing Third Party Appraisal Review - 08/03/21 Desk review supporting value of $xx received.
4000000648	xxxx	Securitized	1	1	1	1	Verified credit history; Verified housing payment history;	CRED 0004 Back-end Ratio exception (DTI) - DTI of 38.87% increased to 65.50% due to; lack of documentation to exclude obligations on borrower's credit report. Missing lease for the xx property. Missing evidence other parties responsible for the xx as shown on the borrower's credit report and mortgage statements for the xx. Missing terms of refinancing with xx for the xx
 - 08/26/21 Lender provided a copy of the xx Statement.  Lender provided a copy of the xxD for xx.

Reviewed REO.  Reduced mortgage payment by 50% for xx and 66.66% on xx.  DTI is now within 3% of Lender DTI and within tolerance.

QMATR 0014 AUS is invalid - conditions were not met

4000000468	xxxx	Securitized	1	1	1	1				Verified reserves - 60 Months of liquid assets ; Low LTV/CLTV/HCLTV - LTV/CLTV 72.00%;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000497	xxxx	Securitized	1	1	1	1				None; None;
4000000559	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;
4000000190	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX Months of liquid reserves. ; Low LTV/CLTV/HCLTV - LTV/CLTV 58.00% ;
4000000218	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI and asset requirements on non-subject property: XXXX #XXXX, XXXX. - XX/XX/XX Mortgage statement in file. Finding cleared.

4000000495	xxxx	Securitized	1	1	1	1	CRED 0001 Unacceptable Mortgage History - Missing Mortgage statements and payment history as they are not on the credit report;
1. xx - xx Received Full Reconveyance for xx property and property profile report validating property free and clear.

4000000541	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 40%; Verified reserves - 23 months;			PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value APPR 0003 Appraisal value is not supported. - AVM received 08/18/2021 $xx Value 60% confidence score. CDA Ordered.
4000000459	xxxx	Securitized	1	1	1	1				Verified credit history - Borrowers Credit Report supports xxxxx real estate accounts, all paid with zero late payments. Additionally, borrower had two revolving credit accounts with a high credit limit of xxxxx and one revolving credit account with a limit of xxxxx. with only one percent of credit usage.;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000674	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non-subject property - Missing mortgage statement for xx - xx Lender provided a copy of the piti payment on non-subject property.

4000000423	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000442	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000626	xxxx	Securitized	1	1	1	1				Verified reserves - xxxxx verified reserve assets exceed the required xxxxx per DU approval.; Verified credit history - Borrower mid FICO score of 738. ; None;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000660	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower mid FICO score of 729.; Low LTV/CLTV/HCLTV - 48.63% LTV/CLTV/HCLTV.; Low DTI - 37.35% DTI with verified income and liabilities.;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000878	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing secondary valuation/CDA. xxxxx to order. - 08/05/21 Desk review supporting value of xxxxx received.
4000000566	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000640	xxxx	Securitized	1	1	1	1
4000000178	xxxx	Securitized	1	1	1	1				Verified credit history - High FICO XXXX; Established Landlord history - Over XXXX years multiple REO rent property history per Sch E XXXX/XXXX;
4000000618	xxxx	Securitized	1	1	1	1				Verified reserves; Verified credit history;
4000000432	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000583	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	CRED 0091 Missing Tax Transcript(s) - Remove - refire. - Remove - refire.
4000000750	xxxx	Securitized	1	1	1	1							CRED 0072 VVOE dated outside of required timeframe - VOE is dated xxxxx and VOE dated xxxxx, loan closed xxxxx - 8/11/21 Lender provided updated VVOE for Borrower 1 & 2.
4000000513	xxxx	Securitized	1	1	1	1				Verified reserves; Verified employment history;
4000000636	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 44.643%; Verified housing payment history - Verified 53 month;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000394	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 65.00%.; Verified reserves - 17 Months of liquid assets. ;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000647	xxxx	Securitized	1	1	1	1				Verified reserves - 343 Months of reserves ; Low LTV/CLTV/HCLTV - LTV/CLTV 60%;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000650	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 60%; Verified reserves - 342 Months of liquid assets;	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	TRST 0001 Missing Inter Vivos Revocable Trust Agreement - Missing Trust Agreement documentation.

However available in concurrent closing loan # 110240366 - 08/18/2021 Received a copy of the Trust Agreement.

APP 0005 Missing Schedule of Real Estate Owned - Missing second lien mortgage statement per final 1003
xxxxx.  - 08/19/2021 received a copy of the updated credit report reflecting a zero balance on the Heloc for xxxxx.

4000000184	xxxx	Securitized	1	1	1	1
4000000335	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 28.00% ; Verified reserves - 17 months of liquid reserves. ;			APRV 0003 Missing Loan Approval Date - information not provided. - Remove - made in error. File was approved on xxxx.
4000000448	xxxx	Securitized	1	1	1	1				Verified reserves - 43 months; Verified credit history - Mortgage Reviewed 56 months and Mid score 804;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000457	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 68.95; Verified reserves - 20 Months of liquid assets. ;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000508	xxxx	Securitized	1	1	1	1				Verified reserves; Verified housing payment history;
4000000570	xxxx	Securitized	1	1	1	1				Verified credit history - Oldest tradeline was established xxxxx; Verified housing payment history - 0X30 mortgages + 12;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000474	xxxx	Securitized	1	1	1	1				Low DTI - 35%; Verified credit history - High FICO 805;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000601	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 75.00%; Verified reserves - 6 Months of reserves ;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000654	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000693	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	DEED 0008 Missing 1-4 Family Rider - 1-4 family rider not located in the file nor is a PUD Rider. - 08/25/2021 Lender provided a copy of the 1-4 Family and PUD Riders.
4000000941	xxxx	Securitized	1	1	1	1				Verified reserves - 64 months; Verified employment history - 11+ years ;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000701	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000247	xxxx	Securitized	1	1	1	1	Verified reserves - 72 Months of reserves ; Low LTV/CLTV/HCLTV - LTV/CLTV 75.00%;	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	CRED 0072 VVOE dated outside of required timeframe - Missing VOE dated w/in 10 days of the note date of xxxxx
 - VVOE in file dated xxxxx for Facebook.

APP 0005 Missing Schedule of Real Estate Owned - REO xxxxx
Missing property taxes and hazard insurance policy of applicable.

REO xxxxx
Missing property taxes and hazard insurance policy of applicable. - 08/16/21 Received LOE, and documentation verifying the properties are land only.  Borrower also provided property profiles for both properties. Borrower does not keep HOI on the properties.

4000000514	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 31.65%; Verified credit history - High FICO 790;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000599	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non-subject property - Missing proof of tax payment for xx - xx Lender provided a copy of the property profile for xx

4000000634	xxxx	Securitized	1	1	1	1				Established Landlord history - multiple REOS rental verified xxxxx Sch E xxxxx; Verified credit history - Good R/E credit payment history xxxxx;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000637	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 32.65%; Low DTI - 10.81%; Established Landlord history - Borrower established rental history with multiple REOs;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000655	xxxx	Securitized	1	1	1	1				Verified reserves - 32 months of verified reserves in the amount of xxxxx; Verified housing payment history - 0x30 mortgages + 12;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000392	xxxx	Securitized	1	1	1	1						9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000596	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;			AUS 0002 Missing Final UCD Findings - UCD Findings on xx are dated post-close xx
4000000669	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - Borrower's calculated and approved LTV/CLTV are low, less than 30%.; Verified credit history - Borrower's Credit Reports shows six mortgage accounts all paid with zero late payments, additionally borrower's revolving credit utilization shows shows only 18% usage with a revolving credit account with a limit of xxxxx.;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000001000	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 28%; Verified reserves - 47 months;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000592	xxxx	Securitized	1	1	1	1	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Provide proof/explanation of security instrument for RBC-Securities Base Lending xxxxx, Balance xxxxx in file xxxxx - 08/20/21 Lender provided a copy of the xxxxx Account Statement as proof the credit line and it is not against a property but an IRA/Investment account.

4000000581	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 22.00%; Verified reserves - 213 Months of reserves;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000844	xxxx	Securitized	1	1	1	1				Verified credit history - Established R/E history, good FICO 788; Verified liquid assets and/or savings history - Verified over xxxxx after transaction in liquid assets;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000330	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 75%; Potential for increased earnings - Potential of positive rental income. ;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000742	xxxx	Securitized	1	1	1	1				Verified reserves; Low LTV/CLTV/HCLTV;
4000000864	xxxx	Securitized	2	2	1	1				Verified reserves - Total Cash available xxxxx less reserves requirement xxxxx = 230 months PITIA excess reserves. ; Verified credit history - High credit scores 800s mid being 805. Oldest Tradeline xxxxx with 3% revolving credit utilization; Verified employment history - Longevity with employers - 24 years and significant gross income levels;	CRED 0072 VVOE dated outside of required timeframe - Employer VVOE dated xxxxx and the note is dated xxxxx, and is greater than the 10 day max allowed. - EV2 Per Annaly, less than 30 days, downgraded to EV2.	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000793	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 40.93%; Low DTI - 29.84%;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000691	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;
4000000792	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified credit history - Oldest established tradeline xx;
4000000828	xxxx	Securitized	1	1	1	1	TRID 0133 Missing Home Loan Toolkit

TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.   - Missing COC.  -- The total amount of Closing Disclosure xx% Category fees ($xx) xx by more than xx% from the total amount disclosed on the Loan Estimate sent on xx, ($xx). The total amount of fees in this category cannot exceed ($xx) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (xx - xx Lender provided Mavent report to compare fees, seller paid fee renamed and 10% violation cleared after compliance was re-run.

TRID 0088 Disclosed Finance Charge Must Be >= Actual Finance Charge - $100 - Confirmed amount on final CD dated xx.  -- The disclosed finance charge ($xx) is ($xx) xx the actual finance charge($xx). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $xx below the actual finance charge.xx - xx Lender provided Mavent report, compared and clariified the $xx fee and violation cleared when compliance was re-run.

TRID 0123 Missing Evidence of Re-disclosure and a valid COC for the total amount of the 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.   - The total amount of 10% category fees ($xx) xx by more than xx% from the amount disclosed on the Loan Estimate sent on xx, ($xx). The total amount of fees in this category cannot exceed ($xx) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (xx - Duplicate of xx

4000001016	xxxx	Securitized	1	1	1	1				Verified credit history; Verified credit history - Oldest tradeline xx;
4000000724	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - over xx in verified liquid assets;
4000000700	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 80.00%; Verified reserves - 24 Months of liquid reserves. ;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000758	xxxx	Securitized	1	1	1	1				Verified reserves - 290 months; Verified employment history - current job in 6 years and the same line work 20 years;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000798	xxxx	Securitized	1	1	1	1				Verified reserves - 258 Months of liquid assets ; Low LTV/CLTV/HCLTV - LTV/CLTV 60%;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000594	xxxx	Securitized	1	1	1	1				Verified credit history - Credit Report supports xx mortgage trade accounts, all paid with xx late payments. Additionally borrowers had xx revolving accounts , including xx revolving credit xx with a high credit limit of $xx.; Verified employment history - Borrowers ownership of the xx dates back to year xx, therefore supporting 17 years of xx for both borrowers.;
4000000797	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 44.576%; Verified employment history - 19+ years;
4000000375	xxxx	Securitized	1	1	1	1				Verified credit history - Oldest tradeline xxxxx; Verified housing payment history - 0x30 mortgage + 12;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000747	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;
4000000840	xxxx	Securitized	1	1	1	1				Verified credit history;
4000000755	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified employment history - Co-borrower has been employed wit xx as a xx for 16.9 years ;
4000000378	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 42.03%; Verified reserves - 65 Months of liquid reserves. ;		9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.
4000000379	xxxx	Securitized	2	2	1	1				Low LTV/CLTV/HCLTV; Verified reserves - xx Months of liquid reserves. ;	CRED 0072 VVOE dated outside of required timeframe - Missing VVOE dated w/in 10 days of the note date of xx - EV2 Annaly override. VVOE is xx days from note. Borrower went on xx xx on xx		APP 0005 Missing Schedule of Real Estate Owned - xx Missing lease agreement. Using amount disclosed on the final 1003. - Lender provided a copy of the Sch E for xx
4000000677	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;
4000000859	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Over xx verified liquid assets after transaction for subject; Verified employment history;
4000000956	xxxx	Securitized	1	1	1	1				Verified credit history - FICO 803// all accounts are xx and no xx reported; Minimal outstanding debt - small credit balance of $xx month;
4000000801	xxxx	Securitized	1	1	1	1				Verified employment history - Borrower has been employed with xx as a xxr for 21.38 years; Verified credit history - Oldest tradeline xx;
3000000098	xxxx	Securitized	1	1	1	1				Verified reserves - DU requires XXXX months reserves, loan file reflects XXXX months reserves.; Established Landlord history - Borrower is well established XXXXX with XXXX years managing properties.;			APPR 0046 Missing Third Party Appraisal Review - Missing desk review supporting value of $XXXX. FNMA CURS score XXXX. (XXXX ordered). - XX/XX/XX Desk review supporting value of $XXXX received.
3000000103	xxxx	Securitized	1	1	1	1	HUD 0027 Missing evidence of the Seller HUD1 - The seller HUD1 is not in the loan file. - xx Seller CD received.

APPR 0046 Missing Third Party Appraisal Review - SSR report grade xx Review required. - xx Desk review supporting value of $xx.

4000000298	xxxx	Securitized	1	1	1	1